UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22099

Gateway Trust

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Stockholders.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

June 30, 2023

Gateway Fund

Gateway Equity Call Premium Fund

Mirova Global Green Bond Fund

Mirova Global Sustainable Equity Fund

Mirova International Sustainable Equity Fund

Mirova U.S. Sustainable Equity Fund

GATEWAY FUND

Managers	Symbols

Daniel M. Ashcraft, CFA®	Class A GATEX

Michael T. Buckius, CFA®	Class C GTECX

Kenneth H. Toft, CFA®	Class N GTENX

Mitchell J. Trotta, CFA®	Class Y GTEYX

Gateway Investment Advisers, LLC

Investment Goal

The Fund seeks to capture the majority of returns associated with equity market investments, while exposing investors to less risk than other equity investments.

Average Annual Total Returns – June 30, 20234

						Expense Ratios[5]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y
NAV	11.28%	12.05%	4.56%	4.89%	—%	0.71%	0.70%

Class A
NAV	11.16	11.79	4.31	4.63	—	0.96%	0.94%
With 5.75% Maximum Sales Charge	4.77	5.35	3.08	4.02	—

Class C
NAV	10.72	10.94	3.52	4.00	—	1.71%	1.70%
With CDSC[1]	9.72	9.94	3.52	4.00	—

Class N (Inception 5/1/17)
NAV	11.30	12.11	4.61	—	4.69	0.65%	0.65%

Comparative Performance
S&P 500® Index[2]	16.89	19.59	12.31	12.86	12.58
Bloomberg U.S. Aggregate Bond Index[3]	2.09	-0.94	0.77	1.52	0.70

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For more recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

3

Bloomberg U.S. Aggregate Bond Index is a broad-based index that covers the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/24. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

1  |

GATEWAY EQUITY CALL PREMIUM FUND

Managers	Symbols

Daniel M. Ashcraft, CFA®	Class A GCPAX

Michael T. Buckius, CFA®	Class C GCPCX

Kenneth H. Toft, CFA®	Class N GCPNX

Mitchell J. Trotta, CFA®	Class Y GCPYX

Gateway Investment Advisers, LLC

Investment Goal

The Fund seeks total return with less risk than U.S. equity markets.

Average Annual Total Returns – June 30, 20234

						Expense Ratios[5]
	6 Months	1 Year	5 Years	Life of Class		Gross	Net

Class Y (Inception 9/30/14)				Class Y/A/C	Class N
NAV	12.48%	15.14%	7.32%	6.91%	—%	0.91%	0.68%

Class A (Inception 9/30/14)
NAV	12.34	14.83	7.05	6.64	—	1.16%	0.93%
With 5.75% Maximum Sales Charge	5.89	8.26	5.79	5.92	—

Class C (Inception 9/30/14)
NAV	11.94	14.06	6.25	5.92	—	1.91%	1.68%
With CDSC[1]	10.94	13.06	6.25	5.92	—

Class N (Inception 5/1/17)
NAV	12.52	15.21	7.33	—	7.16	1.23%	0.63%

Comparative Performance
Cboe S&P 500 BuyWrite Index (BXMSM)[2]	10.47	9.02	4.42	6.26	5.11
S&P 500® Index[3]	16.89	19.59	12.31	12.86	12.58

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

2

Cboe S&P 500 BuyWrite Index (BXMSM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500® Index. The BXM is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) “writing” (or selling) the near-term S&P 500® Index (SPXSM) “covered” call option, generally on the third Friday of each month. The SPX call written will have about one month remaining to expiration, with an exercise price just above the prevailing index level (i.e., slightly out of the money). The SPX call is held until expiration and cash settled, at which time a new one-month, near-the-money call is written.

3

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/24. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  2

MIROVA GLOBAL GREEN BOND FUND

Managers	Symbols

Marc Briand	Class A MGGAX

Charles Portier	Class N MGGNX

Bertrand Rocher	Class Y MGGYX

Mirova US LLC

Investment Goal

The Fund seeks to provide total return, through a combination of capital appreciation and current income, by investing in green bonds.

Average Annual Total Returns – June 30, 20232

					Expense Ratios[3]
	6 Months	1 Year	5 Year	Life of Fund	Gross	Net

Class Y (Inception 2/28/17)
NAV	2.24%	-0.40%	-0.22%	0.09%	1.09%	0.66%

Class A (Inception 2/28/17)
NAV	2.13	-0.76	-0.49	-0.17	1.34%	0.91%
With 4.25% Maximum Sales Charge	-2.16	-4.98	-1.36	-0.85

Class N (Inception 2/28/17)
NAV	2.24	-0.40	-0.19	0.14	0.99%	0.61%

Comparative Performance
Bloomberg MSCI Green Bond Index – USD Hedged[1]	3.28	-0.95	-0.12	0.47

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Bloomberg MSCI Green Bond Index - USD Hedged provides a broad-based measure of global fixed-income securities issued to fund projects with direct environmental benefits according to MSCI ESG Research’s green bond criteria. The green bonds are primarily investment-grade, or may be classified by other sources when bond ratings are not available. The Index may include green bonds from the corporate, securitized, Treasury, or government-related sectors.

2	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

3

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/24. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

3  |

MIROVA GLOBAL SUSTAINABLE EQUITY FUND

Managers	Symbols

Hua Cheng, CFA®, PhD	Class A ESGMX

Jens Peers, CFA®	Class C ESGCX

Soliane Varlet	Class N ESGNX

Mirova US LLC	Class Y ESGYX

Investment Goal

The Fund seeks long-term capital appreciation.

Average Annual Total Returns – June 30, 20233

	6 Months	1 Year	5 Years			Expense Ratios[4]
				Life of Class		Gross	Net

				Class Y/A/C	Class N

Class Y (Inception 3/31/16)	14.52%	18.46%	11.17%	11.83%	—%	1.01%	0.95%

Class A (Inception 3/31/16)
NAV	14.39	18.17	10.90	11.56	—	1.26%	1.20%
With 5.75% Maximum Sales Charge	7.81	11.40	9.59	10.65	—

Class C (Inception 3/31/16)
NAV	13.96	17.28	10.07	10.72	—	2.01%	1.95%
With CDSC[1]	12.96	16.28	10.07	10.72	—

Class N (Inception 5/1/17)
NAV	14.52	18.46	11.22	—	11.84	0.90%	0.90%

Comparative Performance
MSCI World Index (Net)[2]	15.09	18.51	9.07	9.50	9.50

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

MSCI World Index (Net) is an unmanaged index that is designed to measure the equity market performance of developed markets. It is composed of common stocks of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index is calculated without dividends, with net or with gross dividends reinvested, in both U.S. dollars and local currencies.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/24. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  4

MIROVA INTERNATIONAL SUSTAINABLE EQUITY FUND

Managers	Symbols

Hua Cheng, CFA®, PhD	Class A MRVAX

Jens Peers, CFA®	Class N MRVNX

Soliane Varlet	Class Y MRVYX

Mirova US LLC

Investment Goal

The Fund seeks long-term capital appreciation.

Average Annual Total Returns – June 30, 20232

				Expense Ratios[3]
	6 Months	1 Year	Life of Fund	Gross	Net

Class Y (Inception 12/28/18)
NAV	12.17%	17.14%	8.02%	2.05%	0.96%

Class A (Inception 12/28/18)
NAV	12.02	16.82	7.75	2.30%	1.21%
With 5.75% Maximum Sales Charge	5.57	10.15	6.34

Class N (Inception 12/28/18)
NAV	12.16	17.20	8.06	1.80%	0.91%

Comparative Performance
MSCI EAFE Index (Net)[1]	11.67%	18.77%	7.80%

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

MSCI EAFE Index (Net) is a free float-adjusted market capitalization index designed to measure large and mid-cap equity performance in developed markets, excluding the U.S. and Canada. The Index includes countries in Europe, Australasia, and the Far East.

2	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

3

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/24. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

5  |

MIROVA U.S. SUSTAINABLE EQUITY FUND

Managers	Symbols

Hua Cheng, CFA®, PhD	Class A MUSAX

Jens Peers, CFA®	Class C MUSCX

Soliane Varlet	Class N MUSNX

Mirova US LLC	Class Y MUSYX

Investment Goal

The Fund seeks long-term capital appreciation.

Average Annual Total Returns – June 30, 20233

				Expense Ratios[4]
	6 Months	1 Year	Life of Fund	Gross	Net

Class Y (Inception 12/15/20)
NAV	17.09%	21.62%	7.27%	6.96%	0.80%

Class A (Inception 12/15/20)
NAV	16.87	21.25	7.02	7.15%	1.05%
With 5.75% Maximum Sales Charge	10.19	14.23	4.55

Class C (Inception 12/15/20)
NAV	16.48	20.38	6.21	7.97%	1.80%
With CDSC[1]	15.48	19.38	6.21

Class N (Inception 12/15/20)
NAV	17.07	21.66	7.34	4.90%	0.75%

Comparative Performance
S&P 500® Index[2]	16.89%	19.59%	9.25%

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the U.S. equities market.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/24. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  6

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

7  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2023 through June 30, 2023. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your class.

The second line in the table for each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning funds. If transaction costs were included, total costs would be higher.

GATEWAY FUND	BEGINNING ACCOUNT VALUE 1/1/2023	ENDING ACCOUNT VALUE 6/30/2023	EXPENSES PAID DURING PERIOD* 1/1/2023 – 6/30/2023
Class A
Actual	$1,000.00	$1,111.60	$4.92
Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.71
Class C
Actual	$1,000.00	$1,107.20	$8.88
Hypothetical (5% return before expenses)	$1,000.00	$1,016.36	$8.50
Class N
Actual	$1,000.00	$1,113.00	$3.41
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26
Class Y
Actual	$1,000.00	$1,112.80	$3.67
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.94%, 1.70%, 0.65% and 0.70% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

|  8

GATEWAY EQUITY CALL PREMIUM FUND	BEGINNING ACCOUNT VALUE 1/1/2023	ENDING ACCOUNT VALUE 6/30/2023	EXPENSES PAID DURING PERIOD* 1/1/2023 – 6/30/2023
Class A
Actual	$1,000.00	$1,123.40	$4.90
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66
Class C
Actual	$1,000.00	$1,119.40	$8.83
Hypothetical (5% return before expenses)	$1,000.00	$1,016.46	$8.40
Class N
Actual	$1,000.00	$1,125.20	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	$3.16
Class Y
Actual	$1,000.00	$1,124.80	$3.58
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.41

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.93%, 1.68%, 0.63% and 0.68% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

MIROVA GLOBAL GREEN BOND FUND	BEGINNING ACCOUNT VALUE 1/1/2023	ENDING ACCOUNT VALUE 6/30/2023	EXPENSES PAID DURING PERIOD* 1/1/2023 – 6/30/2023
Class A
Actual	$1,000.00	$1,021.30	$5.01
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01
Class N
Actual	$1,000.00	$1,022.40	$3.46
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.46
Class Y
Actual	$1,000.00	$1,022.40	$3.76
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.00%, 0.69% and 0.75% for Class A, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

9  |

MIROVA GLOBAL SUSTAINABLE EQUITY FUND	BEGINNING ACCOUNT VALUE 1/1/2023	ENDING ACCOUNT VALUE 6/30/2023	EXPENSES PAID DURING PERIOD* 1/1/2023 – 6/30/2023
Class A
Actual	$1,000.00	$1,143.90	$6.38
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01
Class C
Actual	$1,000.00	$1,139.60	$10.34
Hypothetical (5% return before expenses)	$1,000.00	$1,015.13	$9.74
Class N
Actual	$1,000.00	$1,145.20	$4.79
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51
Class Y
Actual	$1,000.00	$1,145.20	$5.05
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.20%, 1.95%, 0.90% and 0.95% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

MIROVA INTERNATIONAL SUSTAINABLE EQUITY FUND	BEGINNING ACCOUNT VALUE 1/1/2023	ENDING ACCOUNT VALUE 6/30/2023	EXPENSES PAID DURING PERIOD* 1/1/2023 – 6/30/2023
Class A
Actual	$1,000.00	$1,120.20	$6.36
Hypothetical (5% return before expenses)	$1,000.00	$1,018.79	$6.06
Class N
Actual	$1,000.00	$1,121.60	$4.79
Hypothetical (5% return before expenses)	$1,000.00	$1,020.28	$4.56
Class Y
Actual	$1,000.00	$1,121.70	$5.00
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.21%, 0.91% and 0.95% for Class A, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

|  10

MIROVA U.S. SUSTAINABLE EQUITY FUND	BEGINNING ACCOUNT VALUE 1/1/2023	ENDING ACCOUNT VALUE 6/30/2023	EXPENSES PAID DURING PERIOD* 1/1/2023 – 6/30/2023
Class A
Actual	$1,000.00	$1,168.70	$5.65
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26
Class C
Actual	$1,000.00	$1,164.80	$9.66
Hypothetical (5% return before expenses)	$1,000.00	$1,015.87	$9.00
Class N
Actual	$1,000.00	$1,170.70	$4.04
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76
Class Y
Actual	$1,000.00	$1,170.90	$4.31
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.05%, 1.80%, 0.75% and 0.80% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

11  |

BOARD APPROVAL OF ADVISORY AGREEMENT

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers (the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and other expenses, including information comparing the Funds’ advisory fees to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers, including how profitability is determined for the Funds, and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. The information received by the Trustees generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds, total return information for various periods, performance rankings provided by a third-party data provider for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2023. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates. The Trustees also considered their experience with other funds advised by the Advisers, as well as the affiliation between the Advisers and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements, such as recent rules relating to the fair valuation of investments and the use of derivatives, as well as from monitoring proposed rules, such as those relating to privacy and cybersecurity, environmental, social and governance-specific disclosures, and vendor oversight.

|  12

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Funds and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance comparisons. The Trustees also received information about how comparative peer groups are constructed. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

The Board noted that, through December 31, 2022, each Fund’s one-, three- and five-year performance, as applicable, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Gateway Equity Call Premium Fund	67%	27%	37%
Gateway Fund	78%	74%	74%
Mirova Global Green Bond Fund	84%	90%	91%
Mirova Global Sustainable Equity Fund	38%	14%	13%
Mirova International Sustainable Equity Fund	97%	72%	N/A
Mirova U.S. Sustainable Equity Fund	19%	N/A	N/A

In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party data provider for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the majority of the Funds in the Fund’s category do not have a comparable mandate and so have a significantly different investible universe; (3) that the Fund’s longer-term (three-year and five-year) performance was stronger relative to its category; (4) that the Fund had outperformed its relevant benchmark for the one-year period ended December 31, 2022; (5) relatively recent changes to the composition of the Fund’s portfolio management team; (6) that the Fund’s long-term (10-year) performance remains strong relative to its category; and (7) that the Fund’s performance had been consistent with its investment objective, such that its performance relative to its category would be expected to lag in certain market conditions. The Board also considered information about the Funds’ more recent performance, including how performance over various periods had been impacted by various factors such as market and economic events.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory fees, the Trustees also took into account the demands, complexity and quality of the

13  |

investment management of such Fund, and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that all of the Funds included have expense limitations in place, and they considered the amounts waived or reimbursed by the Adviser for all of the Funds under their expense limitation agreements. The Trustees also noted that the total advisory fee rate for each Fund was at or below the median of its peer group of funds. The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels may differ from current asset levels, particularly in a period of market volatility.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available. The Board also noted the competitive nature of the global asset management industry.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations, which reduced the total expenses borne by shareholders. With respect to economies of scale, the Trustees noted that Gateway Fund had breakpoints in its advisory fees and that each of the Funds was subject to an expense limitation. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment certain Advisers had made into their businesses.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•

The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability, aggressive domestic and foreign central bank policies, and lingering effects of the Covid-19 crisis, as applicable, on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2024.

|  14

LIQUIDITY RISK MANAGEMENT PROGRAM

Annual Report for the Period Commencing on January 1, 2022 and ending December 31, 2022 (including updates through June 30, 2023)

Effective December 1, 2018 (December 28, 2018 for Mirova International Sustainable Equity Fund and December 15, 2020 for Mirova U.S. Sustainable Equity Fund), the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The Rule requires the Funds to assess, manage and review their liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, each Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Each Program has established a Program Administrator (“Administrator”) which is the adviser of the Fund.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

Each Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If a Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). None of the Funds has established an HLIM.

During the period from January 1, 2022 to December 31, 2022, there were no material changes to the Programs and no material events that impacted the operation of the Funds’ Programs. During the period, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.

During the period January 1, 2023 through June 30, 2023, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.

Annual Program Assessment and Conclusion

In the opinion of the Program Administrators, the Program of each Fund approved by the Funds’ Board is operating effectively. The Program Administrators have also monitored, assessed and managed each Fund’s liquidity risk regularly throughout the period.

Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by each Fund’s Program Administrator that addressed the operation of the Programs, assessed their adequacy and effectiveness and described any material changes made to the Programs.

15  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Gateway Fund

Shares	Description	Value (†)
Common Stocks — 100.0% of Net Assets
	Aerospace & Defense — 1.4%
139,958	Boeing Co.(a)(b)	$29,553,531
41,278	HEICO Corp.(b)	7,303,729
528,727	Raytheon Technologies Corp.(b)	51,794,097

		88,651,357

	Air Freight & Logistics — 0.6%
36,648	GXO Logistics, Inc.(a)(b)	2,302,227
216,722	United Parcel Service, Inc., Class B(b)	38,847,419

		41,149,646

	Automobile Components — 0.0%
36,852	Autoliv, Inc.(b)	3,133,894

	Automobiles — 2.2%
1,564,649	Ford Motor Co.(b)	23,673,139
446,637	Tesla, Inc.(a)(b)	116,916,168

		140,589,307

	Banks — 3.2%
1,980,422	Bank of America Corp.(b)	56,818,307
653,900	JPMorgan Chase & Co.(b)	95,103,216
438,916	Truist Financial Corp.(b)	13,321,101
857,188	Wells Fargo & Co.(b)	36,584,784

		201,827,408

	Beverages — 1.2%
349,444	Monster Beverage Corp.(a)(b)	20,072,063
320,572	PepsiCo, Inc.(b)	59,376,346

		79,448,409

	Biotechnology — 2.0%
361,393	AbbVie, Inc.(b)	48,690,479
8,614	Alnylam Pharmaceuticals, Inc.(a)(b)	1,636,143
115,006	Amgen, Inc.(b)	25,533,632
39,867	Biogen, Inc.(a)(b)	11,356,115
16,697	Exact Sciences Corp.(a)(b)	1,567,848
3,171	Horizon Therapeutics PLC(a)	326,137
73,708	Moderna, Inc.(a)(b)	8,955,522
16,492	Seagen, Inc.(a)(b)	3,174,050
68,273	Vertex Pharmaceuticals, Inc.(a)(b)	24,025,952

		125,265,878

	Broadline Retail — 3.5%
1,671,445	Amazon.com, Inc.(a)(b)	217,889,570
2,538	MercadoLibre, Inc.(a)(b)	3,006,515

		220,896,085

	Building Products — 0.4%
355,197	Carrier Global Corp.(b)	17,656,843
20,800	Lennox International, Inc.(b)	6,782,256

		24,439,099

	Capital Markets — 2.1%
84,063	Blackstone, Inc.(b)	7,815,337
324,121	Charles Schwab Corp.(b)	18,371,178
14,601	FactSet Research Systems, Inc.(b)	5,849,891
216,194	Intercontinental Exchange, Inc.(b)	24,447,217
432,102	Morgan Stanley(b)	36,901,511
41,804	MSCI, Inc.(b)	19,618,199
58,940	S&P Global, Inc.(b)	23,628,457

		136,631,790

	Chemicals — 1.6%
83,434	Ashland, Inc.(b)	7,251,249
71,767	Celanese Corp.(b)	8,310,619
275,738	Corteva, Inc.(b)	15,799,787
558,410	Dow, Inc.(b)	29,740,917
	Chemicals — continued
125,392	Eastman Chemical Co.(b)	10,497,818
167,820	LyondellBasell Industries NV, Class A(b)	15,410,911
125,903	Mosaic Co.(b)	4,406,605
30,931	Nutrien Ltd.(b)	1,826,475
66,451	Olin Corp.(b)	3,414,917
95,921	RPM International, Inc.(b)	8,606,991

		105,266,289

	Commercial Services & Supplies — 1.0%
244,314	Copart, Inc.(a)(b)	22,283,880
53,505	Waste Connections, Inc.(b)	7,647,470
185,672	Waste Management, Inc.(b)	32,199,238

		62,130,588

	Communications Equipment — 0.9%
1,082,609	Cisco Systems, Inc.(b)	56,014,190

	Construction Materials — 0.3%
43,244	Martin Marietta Materials, Inc.(b)	19,965,322

	Consumer Finance — 0.7%
259,378	Ally Financial, Inc.(b)	7,005,800
180,444	Discover Financial Services(b)	21,084,881
445,997	Synchrony Financial(b)	15,128,218

		43,218,899

	Consumer Staples Distribution & Retail — 1.9%
26,487	Casey’s General Stores, Inc.(b)	6,459,649
80,381	Costco Wholesale Corp.(b)	43,275,523
152,451	Target Corp.(b)	20,108,287
115,434	U.S. Foods Holding Corp.(a)(b)	5,079,096
285,139	Walmart, Inc.(b)	44,818,148

		119,740,703

	Containers & Packaging — 0.3%
54,360	Avery Dennison Corp.(b)	9,339,048
60,185	Crown Holdings, Inc.(b)	5,228,271
141,364	WestRock Co.(b)	4,109,451

		18,676,770

	Distributors — 0.3%
107,529	Genuine Parts Co.(b)	18,197,133

	Diversified Consumer Services — 0.1%
67,454	Service Corp. International(b)	4,356,854

	Diversified REITs — 0.0%
34,300	WP Carey, Inc.(b)	2,317,308

	Diversified Telecommunication Services — 0.9%
1,570,015	Verizon Communications, Inc.(b)	58,388,858

	Electric Utilities — 1.3%
323,243	Alliant Energy Corp.(b)	16,963,793
588,216	American Electric Power Co., Inc.(b)	49,527,787
80,010	Evergy, Inc.(b)	4,674,184
161,352	FirstEnergy Corp.(b)	6,273,366
153,399	OGE Energy Corp.(b)	5,508,558

		82,947,688

	Electrical Equipment — 0.7%
157,676	Eaton Corp. PLC(b)	31,708,644
31,715	Hubbell, Inc.(b)	10,515,425

		42,224,069

	Electronic Equipment, Instruments & Components — 0.8%
97,069	CDW Corp.(b)	17,812,161
375,436	Corning, Inc.(b)	13,155,277
26,442	Teledyne Technologies, Inc.(a)(b)	10,870,571
33,350	Zebra Technologies Corp., Class A(a)(b)	9,865,931

		51,703,940

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Energy Equipment & Services — 0.3%
595,515	Halliburton Co.(b)	$19,646,040

	Entertainment — 1.4%
81,510	Live Nation Entertainment, Inc.(a)(b)	7,426,376
95,905	Netflix, Inc.(a)(b)	42,245,194
6,573	Roku, Inc.(a)	420,409
428,339	Walt Disney Co.(a)(b)	38,242,106

		88,334,085

	Financial Services — 4.8%
422,537	Berkshire Hathaway, Inc., Class B(a)(b)	144,085,117
109,617	Block, Inc.(a)(b)	7,297,204
97,940	Mastercard, Inc., Class A(b)	38,519,802
300,792	PayPal Holdings, Inc.(a)(b)	20,071,850
357,561	Visa, Inc., Class A(b)	84,913,586
133,431	Voya Financial, Inc.(b)	9,568,337

		304,455,896

	Food Products — 1.0%
61,781	Bunge Ltd.(b)	5,829,037
74,762	Lamb Weston Holdings, Inc.(b)	8,593,892
665,608	Mondelez International, Inc., Class A(b)	48,549,448

		62,972,377

	Gas Utilities — 0.0%
10,131	UGI Corp.	273,233

	Ground Transportation — 1.0%
88,900	Canadian Pacific Kansas City Ltd.(b)	7,180,453
836,813	CSX Corp.(b)	28,535,323
47,741	J.B. Hunt Transport Services, Inc.(b)	8,642,553
43,447	Old Dominion Freight Line, Inc.(b)	16,064,528
81,926	Uber Technologies, Inc.(a)(b)	3,536,746

		63,959,603

	Health Care Equipment & Supplies — 2.8%
426,297	Abbott Laboratories(b)	46,474,899
161,683	Baxter International, Inc.(b)	7,366,277
554,460	Boston Scientific Corp.(a)(b)	29,990,741
56,911	Dexcom, Inc.(a)(b)	7,313,633
218,970	Edwards Lifesciences Corp.(a)(b)	20,655,440
99,773	GE HealthCare Technologies, Inc.(b)	8,105,559
15,092	Insulet Corp.(a)(b)	4,351,627
108,519	Intuitive Surgical, Inc.(a)(b)	37,106,987
55,109	STERIS PLC(b)	12,398,423
14,309	Teleflex, Inc.(b)	3,463,207

		177,226,793

	Health Care Providers & Services — 3.1%
411,160	CVS Health Corp.(b)	28,423,491
79,403	Elevance Health, Inc.(b)	35,277,959
78,255	HCA Healthcare, Inc.(b)	23,748,827
16,707	Molina Healthcare, Inc.(a)(b)	5,032,817
201,782	UnitedHealth Group, Inc.(b)	96,984,500
46,177	Universal Health Services, Inc., Class B(b)	7,285,345

		196,752,939

	Health Care Technology — 0.1%
35,189	Veeva Systems, Inc., Class A(a)(b)	6,957,921

	Hotels, Restaurants & Leisure — 1.8%
9,745	Booking Holdings, Inc.(a)(b)	26,314,716
168,770	Hilton Worldwide Holdings, Inc.(b)	24,564,473
175,041	McDonald’s Corp.(b)	52,233,985
105,955	Restaurant Brands International, Inc.(b)	8,213,632
12,225	Vail Resorts, Inc.(b)	3,077,766

		114,404,572

	Household Durables — 0.4%
2,093	NVR, Inc.(a)(b)	13,291,848
129,073	Toll Brothers, Inc.(b)	10,205,802

		23,497,650

	Household Products — 1.2%
527,557	Procter & Gamble Co.(b)	80,051,499

	Industrial Conglomerates — 1.1%
196,520	3M Co.(b)	19,669,687
235,768	Honeywell International, Inc.(b)	48,921,860

		68,591,547

	Industrial REITs — 0.3%
171,517	Prologis, Inc.(b)	21,033,130

	Insurance — 2.0%
467,650	Aflac, Inc.(b)	32,641,970
62,761	American Financial Group, Inc.(b)	7,452,868
91,119	Aon PLC, Class A(b)	31,454,279
147,374	Arthur J Gallagher & Co.(b)	32,358,909
74,687	Fidelity National Financial, Inc.(b)	2,688,732
3,155	Markel Group, Inc.(a)(b)	4,363,933
14,888	RenaissanceRe Holdings Ltd.(b)	2,776,910
245,220	Unum Group(b)	11,696,994

		125,434,595

	Interactive Media & Services — 5.6%
426,457	Alphabet, Inc., Class A(a)(b)	51,046,903
1,557,256	Alphabet, Inc., Class C(a)(b)	188,381,258
402,654	Meta Platforms, Inc., Class A(a)(b)	115,553,645

		354,981,806

	IT Services — 0.5%
16,620	DXC Technology Co.(a)	444,086
14,418	EPAM Systems, Inc.(a)(b)	3,240,446
21,387	Gartner, Inc.(a)(b)	7,492,080
60,907	Shopify, Inc., Class A(a)(b)	3,934,592
8,665	Twilio, Inc., Class A(a)	551,267
72,450	VeriSign, Inc.(a)(b)	16,371,527

		32,033,998

	Leisure Products — 0.0%
1,696	Polaris, Inc.	205,097

	Life Sciences Tools & Services — 1.1%
17,245	ICON PLC, ADR(a)(b)	4,314,699
52,161	Illumina, Inc.(a)(b)	9,779,666
108,200	Thermo Fisher Scientific, Inc.(b)	56,453,350

		70,547,715

	Machinery — 1.8%
127,277	Caterpillar, Inc.(b)	31,316,506
89,903	Cummins, Inc.(b)	22,040,620
66,901	Deere & Co.(b)	27,107,616
62,061	Parker-Hannifin Corp.(b)	24,206,272
121,067	Pentair PLC(b)	7,820,928

		112,491,942

	Media — 0.6%
880,705	Comcast Corp., Class A(b)	36,593,293

	Metals & Mining — 0.3%
201,505	Newmont Corp.(b)	8,596,203
96,794	Southern Copper Corp.(b)	6,944,002
47,801	Steel Dynamics, Inc.(b)	5,206,963

		20,747,168

	Multi-Utilities — 0.9%
260,977	Ameren Corp.(b)	21,313,992
206,097	Consolidated Edison, Inc.(b)	18,631,169
227,581	WEC Energy Group, Inc.(b)	20,081,747

		60,026,908

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — 3.9%
309,261	Cenovus Energy, Inc.(b)	$5,251,252
45,031	Cheniere Energy, Inc.(b)	6,860,923
389,682	Chevron Corp.(b)	61,316,463
365,530	ConocoPhillips(b)	37,872,563
44,900	Enbridge, Inc.(b)	1,668,035
789,833	Exxon Mobil Corp.(b)	84,709,589
61,365	HF Sinclair Corp.(b)	2,737,493
221,709	Occidental Petroleum Corp.(b)	13,036,489
226,052	ONEOK, Inc.(b)	13,951,929
371,240	Suncor Energy, Inc.(b)	10,884,757
115,966	Targa Resources Corp.(b)	8,825,013

		247,114,506

	Passenger Airlines — 0.2%
153,012	Alaska Air Group, Inc.(a)(b)	8,137,178
144,851	United Airlines Holdings, Inc.(a)(b)	7,947,975

		16,085,153

	Pharmaceuticals — 4.6%
489,213	Bristol-Myers Squibb Co.(b)	31,285,171
164,055	Eli Lilly & Co.(b)	76,938,514
14,229	Jazz Pharmaceuticals PLC(a)(b)	1,763,969
510,674	Johnson & Johnson(b)	84,526,761
529,430	Merck & Co., Inc.(b)	61,090,928
1,096,402	Pfizer, Inc.(b)	40,216,025

		295,821,368

	Professional Services — 0.9%
141,064	Automatic Data Processing, Inc.(b)	31,004,456
4,628	Booz Allen Hamilton Holding Corp.	516,485
194,878	Paychex, Inc.(b)	21,801,002
21,371	SS&C Technologies Holdings, Inc.	1,295,083
53,033	TransUnion(b)	4,154,075

		58,771,101

	Real Estate Management & Development — 0.1%
97,840	CoStar Group, Inc.(a)(b)	8,707,760
15,415	Zillow Group, Inc., Class C(a)	774,758

		9,482,518

	Residential REITs — 0.9%
252,006	American Homes 4 Rent, Class A(b)	8,933,613
85,332	Camden Property Trust(b)	9,290,095
143,552	Equity LifeStyle Properties, Inc.(b)	9,602,193
346,842	Invitation Homes, Inc.(b)	11,931,365
48,503	Sun Communities, Inc.(b)	6,327,701
265,036	UDR, Inc.(b)	11,385,947

		57,470,914

	Retail REITs — 0.5%
122,523	NNN REIT, Inc.(b)	5,242,759
257,605	Simon Property Group, Inc.(b)	29,748,226

		34,990,985

	Semiconductors & Semiconductor Equipment — 7.3%
326,538	Advanced Micro Devices, Inc.(a)(b)	37,195,944
127,044	Analog Devices, Inc.(b)	24,749,442
79,275	Broadcom, Inc.(b)	68,765,513
16,102	First Solar, Inc.(a)(b)	3,060,829
919,182	Intel Corp.(b)	30,737,446
163,539	Marvell Technology, Inc.(b)	9,776,361
433,233	NVIDIA Corp.(b)	183,266,224
116,450	NXP Semiconductors NV(b)	23,834,986
248,547	QUALCOMM, Inc.(b)	29,587,035
106,600	Teradyne, Inc.(b)	11,867,778
258,807	Texas Instruments, Inc.(b)	46,590,436

		469,431,994

Shares	Description	Value (†)
	Software — 10.4%
118,824	Adobe, Inc.(a)(b)	$58,103,748
6,683	Black Knight, Inc.(a)	399,175
115,419	Cadence Design Systems, Inc.(a)(b)	27,068,064
25,057	Intuit, Inc.(b)	11,480,867
1,324,476	Microsoft Corp.(b)	451,037,057
380,874	Oracle Corp.(b)	45,358,285
30,411	Palo Alto Networks, Inc.(a)(b)	7,770,314
147,290	Salesforce, Inc.(a)(b)	31,116,485
44,136	ServiceNow, Inc.(a)(b)	24,803,108
10,997	VMware, Inc., Class A(a)(b)	1,580,159
29,249	Workday, Inc., Class A(a)(b)	6,607,057

		665,324,319

	Specialized REITs — 0.3%
151,601	CubeSmart(b)	6,770,500
127,202	Digital Realty Trust, Inc.(b)	14,484,492

		21,254,992

	Specialty Retail — 2.2%
15,444	Burlington Stores, Inc.(a)(b)	2,430,731
20,171	Dick’s Sporting Goods, Inc.(b)	2,666,405
218,400	Home Depot, Inc.(b)	67,843,776
186,352	Lowe’s Cos., Inc.(b)	42,059,646
16,734	O’Reilly Automotive, Inc.(a)(b)	15,985,990
195,010	Valvoline, Inc.(b)	7,314,825

		138,301,373

	Technology Hardware, Storage & Peripherals — 8.2%
2,679,532	Apple, Inc.(b)	519,748,822
38,399	Dell Technologies, Inc., Class C(b)	2,077,770

		521,826,592

	Textiles, Apparel & Luxury Goods — 0.5%
16,507	Lululemon Athletica, Inc.(a)(b)	6,247,899
215,613	NIKE, Inc., Class B(b)	23,797,207

		30,045,106

	Tobacco — 0.5%
671,905	Altria Group, Inc.(b)	30,437,296

	Total Common Stocks (Identified Cost $2,168,522,278)	6,384,759,508

	Total Purchased Options — 0.4% (Identified Cost $58,277,319) (see detail below)	26,285,235

Principal Amount
Short-Term Investments — 2.7%
$170,669,144	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2023 at 2.300% to be repurchased at $170,701,855 on 7/03/2023 collateralized by $98,130,700 U.S. Treasury Note, 0.625% due 5/15/2030 valued at $78,569,725; $101,432,000 U.S. Treasury Note, 2.625% due 5/31/2027 valued at $95,512,817 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $170,669,144)	170,669,144

	Total Investments — 103.1% (Identified Cost $2,397,468,741)	6,581,713,887
	Other assets less liabilities — (3.1)%	(199,696,243)

	Net Assets — 100.0%	$6,382,017,644

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Gateway Fund – (continued)

Purchased Options — 0.4%

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value (†)
Index Options — 0.4%
S&P 500 Index, Put(a)	9/15/2023	3,675	2,046	$910,547,748	$11,421,795	$1,575,420
S&P 500 Index, Put(a)	9/15/2023	3,700	2,046	910,547,748	8,459,146	1,657,260
S&P 500 Index, Put(a)	9/15/2023	3,800	2,045	910,102,710	6,178,968	2,106,350
S&P 500 Index, Put(a)	10/20/2023	3,850	2,045	910,102,710	8,348,713	4,447,875
S&P 500 Index, Put(a)	10/20/2023	3,875	1,926	857,143,188	7,578,232	4,420,170
S&P 500 Index, Put(a)	10/20/2023	3,900	2,046	910,547,748	7,522,528	4,982,010
S&P 500 Index, Put(a)	11/17/2023	3,925	2,045	910,102,710	8,767,937	7,096,150

Total					$58,277,319	$26,285,235

Written Options — (2.8%)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (2.8%)
S&P 500 Index, Call	7/31/2023	4,350	(1,557)	$(692,924,166)	$(10,994,724)	$(20,957,220)
S&P 500 Index, Call	8/18/2023	4,325	(3,155)	(1,404,094,890)	(27,529,763)	(56,143,225)
S&P 500 Index, Call	8/18/2023	4,350	(1,578)	(702,269,964)	(11,696,925)	(24,774,600)
S&P 500 Index, Call	8/18/2023	4,400	(1,578)	(702,269,964)	(10,182,045)	(18,667,740)
S&P 500 Index, Call	8/31/2023	4,500	(1,577)	(701,824,926)	(10,388,488)	(11,559,410)
S&P 500 Index, Call	9/15/2023	4,425	(1,578)	(702,269,964)	(16,140,399)	(21,003,180)
S&P 500 Index, Call	9/15/2023	4,500	(1,578)	(702,269,964)	(12,115,095)	(13,515,570)
S&P 500 Index, Call	9/15/2023	4,550	(1,598)	(711,170,724)	(9,983,505)	(10,019,460)

Total					$(109,030,944)	$(176,640,405)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2023 (Unaudited)

Software	10.4%
Technology Hardware, Storage & Peripherals	8.2
Semiconductors & Semiconductor Equipment	7.3
Interactive Media & Services	5.6
Financial Services	4.8
Pharmaceuticals	4.6
Oil, Gas & Consumable Fuels	3.9
Broadline Retail	3.5
Banks	3.2
Health Care Providers & Services	3.1
Health Care Equipment & Supplies	2.8
Automobiles	2.2
Specialty Retail	2.2
Capital Markets	2.1
Insurance	2.0
Biotechnology	2.0
Other Investments, less than 2% each	32.5
Short-Term Investments	2.7

Total Investments	103.1
Other assets less liabilities (including open written options)	(3.1)

Net Assets	100.0%

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Gateway Equity Call Premium Fund

Shares	Description	Value (†)
Common Stocks — 99.6% of Net Assets
	Aerospace & Defense — 1.4%
4,257	Boeing Co.(a)(b)	$898,908
2,686	Lockheed Martin Corp.(b)	1,236,581
14,053	Raytheon Technologies Corp.(b)	1,376,632

		3,512,121

	Air Freight & Logistics — 0.4%
3,910	CH Robinson Worldwide, Inc.(b)	368,909
5,682	Expeditors International of Washington, Inc.(b)	688,261
492	GXO Logistics, Inc.(a)	30,907

		1,088,077

	Automobile Components — 0.2%
858	Adient PLC(a)(b)	32,879
3,861	Gentex Corp.(b)	112,973
1,060	Lear Corp.(b)	152,163
1,844	Magna International, Inc.(b)	104,075

		402,090

	Automobiles — 2.2%
37,625	Ford Motor Co.(b)	569,266
18,754	Tesla, Inc.(a)(b)	4,909,235

		5,478,501

	Banks — 3.1%
54,372	Bank of America Corp.(b)	1,559,933
16,981	Citigroup, Inc.(b)	781,805
412	East West Bancorp, Inc.	21,749
27,889	Fifth Third Bancorp(b)	730,971
8,108	First Horizon Corp.(b)	91,377
20,244	JPMorgan Chase & Co.(b)	2,944,287
31,114	Wells Fargo & Co.(b)	1,327,946

		7,458,068

	Beverages — 1.7%
7,712	Brown-Forman Corp., Class B(b)	515,007
16,479	Keurig Dr Pepper, Inc.(b)	515,298
17,149	PepsiCo, Inc.(b)	3,176,338

		4,206,643

	Biotechnology — 1.9%
12,377	AbbVie, Inc.(b)	1,667,553
654	Alnylam Pharmaceuticals, Inc.(a)(b)	124,221
4,268	Amgen, Inc.(b)	947,581
1,663	Biogen, Inc.(a)(b)	473,706
2,689	BioMarin Pharmaceutical, Inc.(a)(b)	233,083
2,438	Moderna, Inc.(a)(b)	296,217
303	Seagen, Inc.(a)(b)	58,315
2,321	Vertex Pharmaceuticals, Inc.(a)(b)	816,783

		4,617,459

	Broadline Retail — 3.3%
61,655	Amazon.com, Inc.(a)(b)	8,037,346
8	MercadoLibre, Inc.(a)(b)	9,477
3,827	Nordstrom, Inc.(b)	78,338

		8,125,161

	Building Products — 0.3%
5,236	Fortune Brands Innovations, Inc.(b)	376,730
726	Lennox International, Inc.(b)	236,727

		613,457

	Capital Markets — 2.4%
16,593	Bank of New York Mellon Corp.(b)	738,720
2,034	BlackRock, Inc.(b)	1,405,779
2,001	Blackstone, Inc.(b)	186,033
1,026	FactSet Research Systems, Inc.(b)	411,067
	Capital Markets — continued
6,777	KKR & Co., Inc.(b)	379,512
748	LPL Financial Holdings, Inc.(b)	162,638
18,446	Morgan Stanley(b)	1,575,288
1,440	MSCI, Inc.(b)	675,777
4,371	Raymond James Financial, Inc.(b)	453,579

		5,988,393

	Chemicals — 1.5%
2,504	Air Products & Chemicals, Inc.(b)	750,023
1,655	Ashland, Inc.(b)	143,836
8,617	Huntsman Corp.(b)	232,831
3,979	Linde PLC(b)	1,516,317
512	Nutrien Ltd.	30,234
4,354	PPG Industries, Inc.(b)	645,698
3,228	RPM International, Inc.(b)	289,649

		3,608,588

	Commercial Services & Supplies — 0.5%
2,774	Waste Connections, Inc.(b)	396,488
4,638	Waste Management, Inc.(b)	804,322

		1,200,810

	Communications Equipment — 0.9%
4,531	Ciena Corp.(a)(b)	192,522
34,978	Cisco Systems, Inc.(b)	1,809,762
24,289	Telefonaktiebolaget LM Ericsson, ADR(b)	132,375

		2,134,659

	Construction Materials — 0.5%
2,559	Martin Marietta Materials, Inc.(b)	1,181,465

	Consumer Finance — 0.3%
4,484	Ally Financial, Inc.(b)	121,113
18,757	Synchrony Financial(b)	636,237

		757,350

	Consumer Staples Distribution & Retail — 2.0%
3,338	Costco Wholesale Corp.(b)	1,797,113
8,111	Sysco Corp.(b)	601,836
5,188	Target Corp.(b)	684,297
11,527	Walmart, Inc.(b)	1,811,814

		4,895,060

	Containers & Packaging — 0.2%
1,233	Crown Holdings, Inc.(b)	107,111
13,236	WestRock Co.(b)	384,770

		491,881

	Distributors — 0.3%
4,678	Genuine Parts Co.(b)	791,658

	Diversified Consumer Services — 0.0%
1,757	Service Corp. International(b)	113,485

	Diversified REITs — 0.1%
2,146	WP Carey, Inc.(b)	144,984

	Diversified Telecommunication Services — 0.6%
90,407	AT&T, Inc.(b)	1,441,992

	Electric Utilities — 1.7%
20,127	Alliant Energy Corp.(b)	1,056,265
22,000	American Electric Power Co., Inc.(b)	1,852,400
15,162	NextEra Energy, Inc.(b)	1,125,020
2,101	OGE Energy Corp.(b)	75,447

		4,109,132

	Electrical Equipment — 0.6%
617	Acuity Brands, Inc.(b)	100,620
9,763	Emerson Electric Co.(b)	882,478
905	Hubbell, Inc.(b)	300,062

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Electrical Equipment — continued
2,698	Sensata Technologies Holding PLC(b)	$121,383

		1,404,543

	Electronic Equipment, Instruments & Components — 0.5%
1,888	Arrow Electronics, Inc.(a)(b)	270,418
724	Avnet, Inc.	36,526
3,542	CDW Corp.(b)	649,957
7,429	Flex Ltd.(a)(b)	205,338

		1,162,239

	Energy Equipment & Services — 0.3%
19,602	Halliburton Co.(b)	646,670
6,142	NOV, Inc.(b)	98,518

		745,188

	Entertainment — 1.2%
475	Madison Square Garden Sports Corp.(b)	89,324
3,052	Netflix, Inc.(a)(b)	1,344,376
14,486	Walt Disney Co.(a)(b)	1,293,310
20,184	Warner Bros. Discovery, Inc.(a)(b)	253,107

		2,980,117

	Financial Services — 4.6%
16,004	Berkshire Hathaway, Inc., Class B(a)(b)	5,457,364
8,059	Mastercard, Inc., Class A(b)	3,169,605
11,017	Visa, Inc., Class A(b)	2,616,317

		11,243,286

	Food Products — 0.9%
14,518	Hormel Foods Corp.(b)	583,914
2,045	Ingredion, Inc.(b)	216,668
15,454	Kellogg Co.(b)	1,041,599
2,313	Post Holdings, Inc.(a)(b)	200,421
1,107	TreeHouse Foods, Inc.(a)(b)	55,771

		2,098,373

	Gas Utilities — 0.0%
3,730	UGI Corp.(b)	100,598

	Ground Transportation — 0.8%
3,153	Canadian Pacific Kansas City Ltd.(b)	254,668
1,379	Old Dominion Freight Line, Inc.(b)	509,885
492	RXO, Inc.(a)	11,154
5,487	Union Pacific Corp.(b)	1,122,750
492	XPO, Inc.(a)	29,028

		1,927,485

	Health Care Equipment & Supplies — 2.5%
15,694	Abbott Laboratories(b)	1,710,960
4,403	Alcon, Inc.(b)	361,530
946	Align Technology, Inc.(a)(b)	334,543
2,065	Cooper Cos., Inc.(b)	791,783
4,219	Dexcom, Inc.(a)(b)	542,184
1,333	IDEXX Laboratories, Inc.(a)(b)	669,473
11,147	Medtronic PLC(b)	982,051
2,282	ResMed, Inc.(b)	498,617
1,252	Teleflex, Inc.(b)	303,021

		6,194,162

	Health Care Providers & Services — 2.8%
6,890	Centene Corp.(a)(b)	464,730
2,951	Cigna Group(b)	828,051
2,278	DaVita, Inc.(a)(b)	228,871
2,081	Elevance Health, Inc.(b)	924,567
1,935	Laboratory Corp. of America Holdings(b)	466,973
941	Molina Healthcare, Inc.(a)(b)	283,467
7,437	UnitedHealth Group, Inc.(b)	3,574,520

		6,771,179

	Health Care REITs — 0.0%
2,686	Medical Properties Trust, Inc.(b)	24,872

	Health Care Technology — 0.1%
1,165	Veeva Systems, Inc., Class A(a)(b)	230,355

	Hotel & Resort REITs — 0.0%
2,742	Park Hotels & Resorts, Inc.(b)	35,152

	Hotels, Restaurants & Leisure — 1.9%
343	Booking Holdings, Inc.(a)(b)	926,213
1,238	Hilton Grand Vacations, Inc.(a)(b)	56,255
4,294	Hilton Worldwide Holdings, Inc.(b)	624,992
5,535	McDonald’s Corp.(b)	1,651,699
5,230	MGM Resorts International(b)	229,702
1,379	Restaurant Brands International, Inc.(b)	106,900
9,117	Starbucks Corp.(b)	903,130
905	Trip.com Group Ltd., ADR(a)(b)	31,675
479	Vail Resorts, Inc.(b)	120,593

		4,651,159

	Household Durables — 0.4%
6,955	PulteGroup, Inc.(b)	540,264
5,780	Toll Brothers, Inc.(b)	457,025

		997,289

	Household Products — 1.3%
3,636	Clorox Co.(b)	578,269
16,538	Procter & Gamble Co.(b)	2,509,476

		3,087,745

	Industrial Conglomerates — 0.9%
10,343	3M Co.(b)	1,035,231
11,236	General Electric Co.(b)	1,234,274

		2,269,505

	Industrial REITs — 0.4%
7,933	Prologis, Inc.(b)	972,824

	Insurance — 2.0%
7,965	Arch Capital Group Ltd.(a)(b)	596,180
3,809	Cincinnati Financial Corp.(b)	370,692
15,267	Hartford Financial Services Group, Inc.(b)	1,099,529
20,270	Manulife Financial Corp.(b)	383,306
216	Markel Group, Inc.(a)(b)	298,767
9,288	Prudential Financial, Inc.(b)	819,387
911	RenaissanceRe Holdings Ltd.(b)	169,920
9,046	W R Berkley Corp.(b)	538,780
2,337	Willis Towers Watson PLC(b)	550,363

		4,826,924

	Interactive Media & Services — 5.6%
27,403	Alphabet, Inc., Class A(a)(b)	3,280,139
50,035	Alphabet, Inc., Class C(a)(b)	6,052,734
15,464	Meta Platforms, Inc., Class A(a)(b)	4,437,859

		13,770,732

	IT Services — 0.9%
4,538	Accenture PLC, Class A(b)	1,400,336
820	EPAM Systems, Inc.(a)(b)	184,295
600	Kyndryl Holdings, Inc.(a)	7,968
2,533	VeriSign, Inc.(a)(b)	572,382

		2,164,981

	Leisure Products — 0.0%
590	Brunswick Corp.(b)	51,117
515	Polaris, Inc.(b)	62,279

		113,396

	Life Sciences Tools & Services — 1.5%
9,551	Avantor, Inc.(a)(b)	196,178

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Life Sciences Tools & Services — continued
746	Bio-Rad Laboratories, Inc., Class A(a)(b)	$282,823
1,206	ICON PLC, ADR(a)(b)	301,741
3,338	Revvity, Inc.(b)	396,521
3,647	Thermo Fisher Scientific, Inc.(b)	1,902,822
2,640	Waters Corp.(a)(b)	703,666

		3,783,751

	Machinery — 2.1%
471	AGCO Corp.(b)	61,899
4,414	Caterpillar, Inc.(b)	1,086,065
2,776	Cummins, Inc.(b)	680,564
2,328	Deere & Co.(b)	943,282
2,776	IDEX Corp.(b)	597,562
18,714	Otis Worldwide Corp.(b)	1,665,733

		5,035,105

	Media — 0.6%
30,949	Comcast Corp., Class A(b)	1,285,931
1,274	Liberty Broadband Corp., Class C(a)(b)	102,060

		1,387,991

	Metals & Mining — 0.4%
6,051	Alcoa Corp.(b)	205,310
4,852	Barrick Gold Corp.(b)	82,144
1,961	Rio Tinto PLC, ADR(b)	125,190
2,052	Southern Copper Corp.(b)	147,211
2,587	Steel Dynamics, Inc.(b)	281,802
4,124	Vale SA, ADR(b)	55,344

		897,001

	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
7,880	Annaly Capital Management, Inc.(b)	157,679

	Multi-Utilities — 0.9%
14,722	Ameren Corp.(b)	1,202,346
15,812	CMS Energy Corp.(b)	928,955

		2,131,301

	Office REITs — 0.0%
1,073	Kilroy Realty Corp.(b)	32,287

	Oil, Gas & Consumable Fuels — 3.8%
1,928	Canadian Natural Resources Ltd.(b)	108,469
3,377	Cenovus Energy, Inc.(b)	57,342
894	Cheniere Energy, Inc.(b)	136,210
12,800	Chevron Corp.(b)	2,014,080
10,340	ConocoPhillips(b)	1,071,327
9,900	Devon Energy Corp.(b)	478,566
6,043	Enbridge, Inc.(b)	224,498
33,102	Exxon Mobil Corp.(b)	3,550,190
2,451	HF Sinclair Corp.(b)	109,339
6,969	Occidental Petroleum Corp.(b)	409,777
2,073	Ovintiv, Inc.(b)	78,919
2,474	Pioneer Natural Resources Co.(b)	512,563
3,117	Suncor Energy, Inc.(b)	91,390
6,468	Targa Resources Corp.(b)	492,215
1,014	TC Energy Corp.(b)	40,976

		9,375,861

	Passenger Airlines — 0.4%
20,156	Delta Air Lines, Inc.(a)(b)	958,216
5,618	JetBlue Airways Corp.(a)(b)	49,776

		1,007,992

	Personal Care Products — 0.0%
2,246	BellRing Brands, Inc.(a)(b)	82,204

	Pharmaceuticals — 4.5%
17,704	Bristol-Myers Squibb Co.(b)	1,132,171
	Pharmaceuticals — continued
5,518	Eli Lilly & Co.(b)	2,587,832
331	Jazz Pharmaceuticals PLC(a)(b)	41,034
20,885	Johnson & Johnson(b)	3,456,885
18,499	Merck & Co., Inc.(b)	2,134,599
42,241	Pfizer, Inc.(b)	1,549,400
1,500	Teva Pharmaceutical Industries Ltd., ADR(a)	11,295

		10,913,216

	Professional Services — 0.7%
3,503	Booz Allen Hamilton Holding Corp.(b)	390,935
5,031	Leidos Holdings, Inc.(b)	445,143
414	ManpowerGroup, Inc.	32,871
2,272	TransUnion(b)	177,966
2,855	Verisk Analytics, Inc.(b)	645,316

		1,692,231

	Real Estate Management & Development — 0.3%
5,870	CoStar Group, Inc.(a)(b)	522,430
591	Jones Lang LaSalle, Inc.(a)(b)	92,078

		614,508

	Residential REITs — 0.7%
3,564	American Homes 4 Rent, Class A(b)	126,344
1,382	Essex Property Trust, Inc.(b)	323,803
13,903	Invitation Homes, Inc.(b)	478,263
4,041	Mid-America Apartment Communities, Inc.(b)	613,666
1,172	Sun Communities, Inc.(b)	152,899

		1,694,975

	Retail REITs — 0.5%
9,368	NNN REIT, Inc.(b)	400,857
13,547	Realty Income Corp.(b)	809,975

		1,210,832

	Semiconductors & Semiconductor Equipment — 7.3%
12,234	Advanced Micro Devices, Inc.(a)(b)	1,393,575
6,263	Analog Devices, Inc.(b)	1,220,095
9,494	Applied Materials, Inc.(b)	1,372,263
2,865	Broadcom, Inc.(b)	2,485,187
1,107	Enphase Energy, Inc.(a)(b)	185,400
17,223	NVIDIA Corp.(b)	7,285,673
4,667	ON Semiconductor Corp.(a)(b)	441,405
11,001	QUALCOMM, Inc.(b)	1,309,559
3,996	Teradyne, Inc.(b)	444,875
9,484	Texas Instruments, Inc.(b)	1,707,310

		17,845,342

	Software — 10.6%
3,074	Adobe, Inc.(a)(b)	1,503,155
1,463	ANSYS, Inc.(a)(b)	483,185
1,268	Check Point Software Technologies Ltd.(a)(b)	159,286
6,924	Fortinet, Inc.(a)(b)	523,385
2,574	Intuit, Inc.(b)	1,179,381
50,567	Microsoft Corp.(b)	17,220,086
13,632	Oracle Corp.(b)	1,623,435
715	Palo Alto Networks, Inc.(a)(b)	182,690
8,037	Salesforce, Inc.(a)(b)	1,697,897
1,429	ServiceNow, Inc.(a)(b)	803,055
1,462	VMware, Inc., Class A(a)(b)	210,075
1,002	Workday, Inc., Class A(a)(b)	226,342
2,608	Zoom Video Communications, Inc., Class A(a)(b)	177,031

		25,989,003

	Specialized REITs — 0.7%
2,389	Extra Space Storage, Inc.(b)	355,603
4,882	Gaming & Leisure Properties, Inc.(b)	236,582
1,983	SBA Communications Corp.(b)	459,580

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Specialized REITs — continued
17,848	VICI Properties, Inc.(b)	$560,962

		1,612,727

	Specialty Retail — 1.9%
346	Burlington Stores, Inc.(a)(b)	54,457
933	Dick’s Sporting Goods, Inc.(b)	123,333
1,370	Foot Locker, Inc.(b)	37,141
5,211	Gap, Inc.(b)	46,534
7,494	Home Depot, Inc.(b)	2,327,936
6,284	Lowe’s Cos., Inc.(b)	1,418,299
652	Ulta Beauty, Inc.(a)(b)	306,828
6,132	Valvoline, Inc.(b)	230,011
749	Williams-Sonoma, Inc.(b)	93,730

		4,638,269

	Technology Hardware, Storage & Peripherals — 8.1%
101,216	Apple, Inc.(b)	19,632,867
4,463	Dell Technologies, Inc., Class C(b)	241,493

		19,874,360

	Textiles, Apparel & Luxury Goods — 0.5%
579	Carter’s, Inc.(b)	42,035
157	Lululemon Athletica, Inc.(a)(b)	59,424
9,680	NIKE, Inc., Class B(b)	1,068,382
2,457	Skechers USA, Inc., Class A(a)(b)	129,386
2,600	Under Armour, Inc., Class C(a)(b)	17,446

		1,316,673

	Tobacco — 0.7%
6,771	British American Tobacco PLC, ADR(b)	224,797
15,985	Philip Morris International, Inc.(b)	1,560,456

		1,785,253

	Wireless Telecommunication Services — 0.1%
6,515	America Movil SAB de CV, ADR(a)(b)	140,984
17,255	Vodafone Group PLC, ADR(b)	163,060

		304,044

	Total Common Stocks (Identified Cost $188,377,801)	243,515,743

Principal Amount
Short-Term Investments — 3.5%
$8,537,517	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2023 at 2.300% to be repurchased at $8,539,153 on 7/03/2023 collateralized by $9,248,000 U.S. Treasury Note, 2.625% due 5/31/2027 valued at $8,708,322 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $8,537,517)	8,537,517

	Total Investments — 103.1% (Identified Cost $196,915,318)	252,053,260
	Other assets less liabilities — (3.1)%	(7,502,204)

	Net Assets — 100.0%	$244,551,056

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Written Options — (2.8%)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (2.8%)
S&P 500 Index, Call	8/18/2023	4,300	(60)	$(26,702,280)	$(699,882)	$(1,192,800)
S&P 500 Index, Call	8/18/2023	4,325	(119)	(52,959,522)	(1,037,989)	(2,117,605)
S&P 500 Index, Call	8/18/2023	4,350	(60)	(26,702,280)	(444,750)	(942,000)
S&P 500 Index, Call	8/31/2023	4,475	(57)	(25,367,166)	(569,421)	(485,355)
S&P 500 Index, Call	8/31/2023	4,500	(60)	(26,702,280)	(395,250)	(439,800)
S&P 500 Index, Call	9/15/2023	4,425	(60)	(26,702,280)	(613,703)	(798,600)
S&P 500 Index, Call	9/15/2023	4,500	(66)	(29,372,508)	(506,715)	(565,290)
S&P 500 Index, Call	9/15/2023	4,550	(60)	(26,702,280)	(374,850)	(376,200)

Total					$(4,642,560)	$(6,917,650)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2023 (Unaudited)

Software	10.6%
Technology Hardware, Storage & Peripherals	8.1
Semiconductors & Semiconductor Equipment	7.3
Interactive Media & Services	5.6
Financial Services	4.6
Pharmaceuticals	4.5
Oil, Gas & Consumable Fuels	3.8
Broadline Retail	3.3
Banks	3.1
Health Care Providers & Services	2.8
Health Care Equipment & Supplies	2.5
Capital Markets	2.4
Automobiles	2.2
Machinery	2.1
Consumer Staples Distribution & Retail	2.0
Insurance	2.0
Other Investments, less than 2% each	32.7
Short-Term Investments	3.5

Total Investments	103.1
Other assets less liabilities (including open written options)	(3.1)

Net Assets	100.0%

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Mirova Global Green Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 85.6% of Net Assets
	Canada — 0.1%
50,000	Province of Quebec,2.600%, 7/06/2025, (CAD)	$36,250

	Chile — 2.0%
500,000	Chile Government International Bonds, 1.250%, 1/29/2040, (EUR)	361,253
500,000	Chile Government International Bonds, 3.500%, 1/25/2050	374,715

		735,968

	Denmark — 3.1%
500,000	Orsted AS,1.500%, 11/26/2029, (EUR)	474,493
200,000	Orsted AS, (fixed rate to 9/09/2027, variable rate thereafter),1.750%, 12/09/3019, (EUR)	185,504
500,000	Vestas Wind Systems Finance BV, EMTN, 1.500%, 6/15/2029, (EUR)	476,299

		1,136,296

	Finland — 0.5%
200,000	VR-Yhtyma OYJ,2.375%, 5/30/2029, (EUR)	198,840

	France — 8.0%
400,000	Altarea SCA,1.750%, 1/16/2030, (EUR)	303,177
400,000	Banque Stellantis France SACA, EMTN, 3.875%, 1/19/2026, (EUR)	432,856
400,000	Cie de Saint-Gobain, EMTN, 2.125%, 6/10/2028, (EUR)	404,290
200,000	Covivio SA,1.125%, 9/17/2031, (EUR)	174,009
400,000	Credit Mutuel Arkea SA, EMTN, 4.250%, 12/01/2032, (EUR)	436,982
200,000	Derichebourg SA,2.250%, 7/15/2028, (EUR)	187,906
200,000	Forvia,2.375%, 6/15/2029, (EUR)	178,197
100,000	Getlink SE,3.500%, 10/30/2025, (EUR)	106,392
300,000	ICADE,1.500%, 9/13/2027, (EUR)	289,867
600,000	Societe du Grand Paris EPIC, EMTN, 1.700%, 5/25/2050, (EUR)	438,219

		2,951,895

	Germany — 4.5%
2,000,000	Bundesrepublik Deutschland Bundesanleihe, Series G,Zero Coupon, 1.719%, 8/15/2050, (EUR)(a)	1,175,418
500,000	EnBW Energie Baden-Wuerttemberg AG, (fixed rate to 3/30/2026, variable rate thereafter), 1.875%, 6/29/2080, (EUR)	486,494

		1,661,912

	Hungary — 1.0%
500,000	Hungary Government International Bonds, 1.750%, 6/05/2035, (EUR)	381,222

	Indonesia — 1.3%
500,000	Perusahaan Penerbit SBSN Indonesia III, 3.900%, 8/20/2024	493,125

	Ireland — 0.7%
300,000	ESB Finance DAC, EMTN, 1.000%, 7/19/2034, (EUR)	248,411

	Italy — 6.9%
400,000	A2A SpA, EMTN, 1.000%, 7/16/2029, (EUR)	360,372
600,000	Assicurazioni Generali SpA, EMTN, 2.124%, 10/01/2030, (EUR)	538,327
400,000	Cassa Depositi e Prestiti SpA, 3.875%, 2/13/2029, (EUR)	430,780
300,000	ERG SpA, EMTN, 0.500%, 9/11/2027, (EUR)	283,673
400,000	Hera SpA, EMTN, 2.500%, 5/25/2029, (EUR)	399,269
800,000	Italy Buoni Poliennali Del Tesoro, Series 34Y, 1.500%, 4/30/2045, 144A, (EUR)	539,315

		2,551,736

	Japan — 2.3%
500,000	Denso Corp., 1.239%, 9/16/2026	439,582
400,000	Mizuho Financial Group, Inc., EMTN, 3.490%, 9/05/2027, (EUR)	423,992

		863,574

	Korea — 1.8%
400,000	Kookmin Bank, GMTN, 4.500%, 2/01/2029	374,784
300,000	Korea International Bonds, Zero Coupon, 0.000%, 10/15/2026, (EUR)(a)	289,699

		664,483

	Lithuania — 2.3%
500,000	Ignitis Grupe AB, EMTN, 1.875%, 7/10/2028, (EUR)	471,519
400,000	Ignitis Grupe AB, EMTN, 2.000%, 7/14/2027, (EUR)	393,901

		865,420

	Mexico — 2.1%
800,000	Mexico Government International Bonds, 1.350%, 9/18/2027, (EUR)	790,029

	Netherlands — 7.2%
300,000	Alliander NV, EMTN, 2.625%, 9/09/2027, (EUR)	315,546
400,000	CTP NV, EMTN, 2.125%, 10/01/2025, (EUR)	392,159
400,000	de Volksbank NV, EMTN, 0.375%, 3/03/2028, (EUR)	358,336
600,000	de Volksbank NV, EMTN, (fixed rate to 10/22/2025, variable rate thereafter), 1.750%, 10/22/2030, (EUR)	593,569
500,000	Koninklijke Philips NV, EMTN, 2.125%, 11/05/2029, (EUR)	489,469
300,000	Stedin Holding NV, EMTN, 2.375%, 6/03/2030, (EUR)	300,691
150,000	TenneT Holding BV, EMTN, 1.250%, 10/24/2033, (EUR)	132,524
100,000	TenneT Holding BV, EMTN, 1.875%, 6/13/2036, (EUR)	90,235

		2,672,529

	Norway — 0.9%
300,000	Statkraft AS, EMTN, 2.875%, 9/13/2029, (EUR)	315,598

	Portugal — 2.2%
400,000	EDP Finance BV, EMTN, 3.875%, 3/11/2030, (EUR)	434,745
400,000	Ren Finance BV, EMTN, 0.500%, 4/16/2029, (EUR)	364,249

		798,994

	Singapore — 1.3%
500,000	Vena Energy Capital Pte Ltd., EMTN, 3.133%, 2/26/2025	468,395

	Spain — 6.7%
400,000	Banco Bilbao Vizcaya Argentaria SA, 1.000%, 6/21/2026, (EUR)	398,705
300,000	Banco Bilbao Vizcaya Argentaria SA, GMTN, 4.375%, 10/14/2029, (EUR)	331,848
500,000	Bankinter SA, 0.625%, 10/06/2027, (EUR)	465,012
400,000	Iberdrola Finanzas SA, EMTN, 1.375%, 3/11/2032, (EUR)	374,877
900,000	Spain Government Bonds, 1.000%, 7/30/2042, 144A, (EUR)	617,135
300,000	Telefonica Europe BV, (fixed rate to 2/05/2027, variable rate thereafter), 2.502%, (EUR)(b)	281,519

		2,469,096

	Supranationals — 6.3%
2,500,000	European Investment Bank, 2.375%, 5/24/2027	2,316,847

	Sweden — 3.4%
400,000	SKF AB, 3.125%, 9/14/2028, (EUR)	420,401
500,000	Vattenfall AB, EMTN, 0.125%, 2/12/2029, (EUR)	451,768
400,000	Volvo Car AB, EMTN, 2.500%, 10/07/2027, (EUR)	394,420

		1,266,589

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Mirova Global Green Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Switzerland — 0.5%
200,000	ABB Finance BV, EMTN, Zero Coupon, 0.282%, 1/19/2030, (EUR)(a)	$173,156

	United Kingdom — 8.8%
500,000	Anglian Water Services Financing PLC, EMTN, 1.625%, 8/10/2025, (GBP)	575,559
300,000	Severn Trent Utilities Finance PLC, EMTN, 5.250%, 4/04/2036, (GBP)	354,129
500,000	SSE PLC, EMTN, 1.375%, 9/04/2027, (EUR)	499,535
300,000	SSE PLC, EMTN, 2.875%, 8/01/2029, (EUR)	310,252
1,300,000	U.K. Gilts, 0.875%, 7/31/2033, (GBP)	1,182,933
500,000	U.K. Gilts, 1.500%, 7/31/2053, (GBP)	331,582

		3,253,990

	United States — 11.7%
600,000	Digital Dutch Finco BV, 1.500%, 3/15/2030, (EUR)	512,864
300,000	Digital Intrepid Holding BV, 0.625%, 7/15/2031, (EUR)	226,870
200,000	DTE Electric Co., 3.950%, 3/01/2049	164,332
500,000	Equinix, Inc., 0.250%, 3/15/2027, (EUR)	474,895
400,000	Ford Motor Co., 3.250%, 2/12/2032	314,674
500,000	General Motors Co., 5.400%, 10/15/2029	487,526
400,000	Southern Power Co., 4.150%, 12/01/2025	390,225
300,000	Stellantis NV, EMTN, 4.375%, 3/14/2030, (EUR)	327,360
200,000	Thermo Fisher Scientific, Inc., 4.100%, 8/15/2047	178,839
700,000	Verizon Communications, Inc., 3.875%, 2/08/2029	656,520
600,000	Wabtec Transportation Netherlands BV, 1.250%, 12/03/2027, (EUR)	567,126

		4,301,231

	Total Bonds and Notes (Identified Cost $36,144,758)	31,615,586

Short-Term Investments — 1.3%
481,674	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2023 at 2.300% to be repurchased at $481,766 on 7/03/2023 collateralized by $521,800 U.S. Treasury Note, 2.625% due 5/31/2027 valued at $491,350 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $481,674)	481,674

	Total Investments — 86.9% (Identified Cost $36,626,432)	32,097,260
	Other assets less liabilities — 13.1%	4,840,067

	Net Assets — 100.0%	$36,937,327

(†)	See Note 2 of Notes to Financial Statements.
(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(b)	Perpetual bond with no specified maturity date.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the value of Rule 144A holdings amounted to $1,156,450 or 3.1% of net assets.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Mirova Global Green Bond Fund – (continued)

At June 30, 2023, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Eurex 5 Year Euro BOBL Futures	9/07/2023	3	$382,160	$378,788	$(3,372)
Eurex 30 Year Euro BUXL Futures	9/07/2023	5	740,925	761,658	20,733
Montreal Exchange 10 Year Canadian Bond Futures	9/20/2023	9	833,523	832,436	(1,087)
CBOT 5 Year U.S. Treasury Notes Futures	9/29/2023	14	1,518,234	1,499,313	(18,921)

Total					$(2,647)

At June 30, 2023, open short futures contracts were as follows:

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CME British Pound Currency Futures	9/18/2023	26	$2,016,463	$2,063,588	$(47,125)
CME Canadian Dollar Currency Futures	9/19/2023	9	663,390	680,670	(17,280)
CME Euro Foreign Exchange Currency Futures	9/18/2023	179	24,216,910	24,507,338	(290,428)

Total					$(354,833)

Industry Summary at June 30, 2023 (Unaudited)

Utility-Electric	18.2%
Government National	16.3
Industrial	13.6
Bank	9.1
Financial	9.0
Special Purpose	6.4
Supra-National	6.3
Telephone	2.6
Government Regional	1.3
Government Agency	1.2
Utility-Gas	0.8
Transportation-Rail	0.5
Transportation-Non Rail	0.3
Short-Term Investments	1.3

Total Investments	86.9
Other assets less liabilities (including futures contracts)	13.1

Net Assets	100.0%

Currency Exposure Summary at June 30, 2023 (Unaudited)

Euro	60.7%
United States Dollar	19.4
British Pound	6.7
Canadian Dollar	0.1

Total Investments	86.9
Other assets less liabilities (including futures contracts)	13.1

Net Assets	100.0%

See accompanying notes to financial statements.

27  |

Portfolio of Investments — as of June 30, 2023 (Unaudited)

Mirova Global Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks — 97.3% of Net Assets
	Belgium — 1.0%
157,920	KBC Group NV	$11,022,941

	Denmark — 8.7%
276,609	Novo Nordisk AS, Class B	44,683,334
263,047	Orsted AS	24,937,455
792,042	Vestas Wind Systems AS(a)	21,058,280

		90,679,069

	France — 3.9%
86,963	Air Liquide SA	15,595,518
553,073	Credit Agricole SA	6,567,113
95,954	EssilorLuxottica SA	18,094,065

		40,256,696

	Germany — 5.4%
228,369	Mercedes-Benz Group AG, (Registered)	18,381,719
112,545	SAP SE	15,374,483
215,769	Symrise AG	22,623,918

		56,380,120

	Hong Kong — 2.3%
2,364,112	AIA Group Ltd.	24,011,095

	Japan — 5.0%
879,153	Sekisui House Ltd.	17,758,524
634,130	Takeda Pharmaceutical Co. Ltd.	19,925,980
462,800	Terumo Corp.	14,740,017

		52,424,521

	Netherlands — 4.2%
13,721	Adyen NV(a)	23,760,216
27,547	ASML Holding NV	19,980,631

		43,740,847

	Spain — 3.3%
2,646,171	Iberdrola SA	34,555,828

	Taiwan — 2.6%
272,108	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	27,461,139

	United Kingdom — 2.3%
4,579,240	Legal & General Group PLC	13,258,268
200,834	Unilever PLC	10,467,844

		23,726,112

	United States — 58.6%
87,332	Adobe, Inc.(a)	42,704,475
76,156	AGCO Corp.	10,008,421
93,716	American Water Works Co., Inc.	13,377,959
275,254	Aptiv PLC(a)	28,100,681
198,972	Ball Corp.	11,582,160
120,454	Danaher Corp.	28,908,960
907,795	eBay, Inc.	40,569,358
199,211	Ecolab, Inc.	37,190,702
89,230	Edwards Lifesciences Corp.(a)	8,417,066
70,083	Eli Lilly & Co.	32,867,525
69,311	Estee Lauder Cos., Inc., Class A	13,611,294
40,873	Intuitive Surgical, Inc.(a)	13,976,114
123,707	Mastercard, Inc., Class A	48,653,963
150,517	Microsoft Corp.	51,257,059
287,998	NextEra Energy, Inc.	21,369,452
119,088	NVIDIA Corp.	50,376,606
71,501	Roper Technologies, Inc.	34,377,681
289,974	Sunrun, Inc.(a)	5,178,936
81,731	Thermo Fisher Scientific, Inc.	42,643,149
305,962	Verizon Communications, Inc.	11,378,727
	United States — continued
125,844	Visa, Inc., Class A	29,885,433
72,330	Watts Water Technologies, Inc., Class A	13,289,191
192,671	Xylem, Inc.	21,698,609

		611,423,521

	Total Common Stocks (Identified Cost $982,634,109)	1,015,681,889

Principal Amount
Short-Term Investments — 2.2%
$22,747,249	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2023 at 2.300% to be repurchased at $22,751,609 on 7/03/2023 collateralized by $24,640,100 U.S. Treasury Note, 2.625% due 5/31/2027 valued at $23,202,198 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $22,747,249)	22,747,249

	Total Investments — 99.5% (Identified Cost $1,005,381,358)	1,038,429,138
	Other assets less liabilities — 0.5%	5,555,838

	Net Assets — 100.0%	$1,043,984,976

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Mirova Global Sustainable Equity Fund – (continued)

Industry Summary at June 30, 2023 (Unaudited)

Software	13.8%
Financial Services	9.9
Semiconductors & Semiconductor Equipment	9.3
Pharmaceuticals	9.3
Electric Utilities	7.7
Chemicals	7.3
Life Sciences Tools & Services	6.9
Health Care Equipment & Supplies	5.3
Machinery	4.3
Broadline Retail	3.9
Insurance	3.6
Automobile Components	2.7
Electrical Equipment	2.5
Personal Care Products	2.3
Other Investments, less than 2% each	8.5
Short-Term Investments	2.2

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%

Currency Exposure Summary at June 30, 2023 (Unaudited)

United States Dollar	63.4%
Euro	18.8
Danish Krone	8.7
Japanese Yen	5.0
Hong Kong Dollar	2.3
British Pound	1.3

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Mirova International Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks — 94.2% of Net Assets
	Australia — 1.1%
43,963	Stockland	$118,185

	Belgium — 5.2%
6,933	KBC Group NV	483,929
2,923	Umicore SA	81,725

		565,654

	Denmark — 10.7%
2,967	Novo Nordisk AS, Class B	479,288
3,290	Orsted AS	311,900
13,699	Vestas Wind Systems AS(a)	364,220

		1,155,408

	France — 12.8%
2,121	Air Liquide SA	380,370
16,875	Credit Agricole SA	200,371
5,026	Dassault Systemes SE	222,707
1,122	EssilorLuxottica SA	211,576
519	L’Oreal SA	242,101
3,284	Worldline SA(a)	120,260

		1,377,385

	Germany — 8.9%
4,980	Mercedes-Benz Group AG, (Registered)	400,847
2,882	SAP SE	393,702
1,567	Symrise AG	164,304

		958,853

	Hong Kong — 3.8%
39,916	AIA Group Ltd.	405,407

	Ireland — 4.2%
4,528	Kingspan Group PLC	301,401
4,461	Smurfit Kappa Group PLC	148,886

		450,287

	Japan — 13.1%
2,000	Kao Corp.	72,580
23,000	Kubota Corp.	336,694
10,420	Sekisui House Ltd.	210,480
1,400	Shimano, Inc.	234,370
8,338	Takeda Pharmaceutical Co. Ltd.	262,001
6,700	Terumo Corp.	213,393
1,900	West Japan Railway Co.	79,025

		1,408,543

	Netherlands — 8.5%
212	Adyen NV(a)	367,114
753	ASML Holding NV	546,172

		913,286

	Norway — 0.4%
4,088	Telenor ASA	41,450

	Spain — 4.0%
33,396	Iberdrola SA	436,112

	Switzerland — 2.5%
504	Geberit AG, (Registered)	264,138

	Taiwan — 4.8%
5,170	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	521,756

	United Kingdom — 12.7%
4,774	Croda International PLC	341,267
10,195	Halma PLC	295,098
3,323	Johnson Matthey PLC	73,770
15,325	Land Securities Group PLC	112,054
124,493	Legal & General Group PLC	360,444
3,655	Unilever PLC	190,505

		1,373,138

	United States — 1.5%
1,480	Sanofi	159,331

	Total Common Stocks (Identified Cost $11,631,331)	10,148,933

Principal Amount
Short-Term Investments — 3.9%
$414,352	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2023 at 2.300% to be repurchased at $414,432 on 7/03/2023 collateralized by $448,900 U.S. Treasury Note, 2.625% due 5/31/2027 valued at $422,704 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $414,352)	414,352

	Total Investments — 98.1% (Identified Cost $12,045,683)	10,563,285
	Other assets less liabilities — 1.9%	207,785

	Net Assets — 100.0%	$10,771,070

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Mirova International Sustainable Equity Fund – (continued)

Industry Summary at June 30, 2023 (Unaudited)

Semiconductors & Semiconductor Equipment	9.9%
Chemicals	9.6
Pharmaceuticals	8.3
Insurance	7.1
Electric Utilities	6.9
Banks	6.4
Software	5.8
Building Products	5.3
Personal Care Products	4.7
Financial Services	4.5
Health Care Equipment & Supplies	4.0
Automobiles	3.7
Electrical Equipment	3.4
Machinery	3.1
Electronic Equipment, Instruments & Components	2.7
Leisure Products	2.2
Diversified REITs	2.1
Household Durables	2.0
Other Investments, less than 2% each	2.5
Short-Term Investments	3.9

Total Investments	98.1
Other assets less liabilities	1.9

Net Assets	100.0%

Currency Exposure Summary at June 30, 2023 (Unaudited)

Euro	46.9%
Japanese Yen	13.1
British Pound	10.9
Danish Krone	10.7
United States Dollar	8.7
Hong Kong Dollar	3.8
Swiss Franc	2.5
Other, less than 2% each	1.5

Total Investments	98.1
Other assets less liabilities	1.9

Net Assets	100.0%

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Mirova U.S. Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks — 96.3% of Net Assets
	Automobile Components — 2.1%
856	Aptiv PLC(a)	$87,389

	Broadline Retail — 3.3%
3,176	eBay, Inc.	141,935

	Chemicals — 3.7%
834	Ecolab, Inc.	155,699

	Commercial Services & Supplies — 4.1%
1,001	Waste Management, Inc.	173,593

	Communications Equipment — 1.0%
838	Cisco Systems, Inc.	43,358

	Containers & Packaging — 1.4%
1,041	Ball Corp.	60,597

	Diversified Telecommunication Services — 1.7%
1,879	Verizon Communications, Inc.	69,880

	Electric Utilities — 3.5%
1,988	NextEra Energy, Inc.	147,510

	Electrical Equipment — 0.6%
1,388	Sunrun, Inc.(a)	24,790

	Electronic Equipment, Instruments & Components — 1.0%
820	Trimble, Inc.(a)	43,411

	Financial Services — 7.2%
506	Mastercard, Inc., Class A	199,010
458	Visa, Inc., Class A	108,766

		307,776

	Health Care Equipment & Supplies — 4.5%
363	Edwards Lifesciences Corp.(a)	34,242
460	Intuitive Surgical, Inc.(a)	157,292

		191,534

	Household Products — 1.3%
739	Colgate-Palmolive Co.	56,933

	IT Services — 1.4%
186	Accenture PLC, Class A	57,396

	Life Sciences Tools & Services — 9.4%
763	Danaher Corp.	183,120
418	Thermo Fisher Scientific, Inc.	218,091

		401,211

	Machinery — 8.0%
307	AGCO Corp.	40,346
704	Watts Water Technologies, Inc., Class A	129,346
1,524	Xylem, Inc.	171,633

		341,325

	Personal Care Products — 2.1%
448	Estee Lauder Cos., Inc., Class A	87,978

	Pharmaceuticals — 4.1%
373	Eli Lilly & Co.	174,929

	Semiconductors & Semiconductor Equipment — 14.6%
877	First Solar, Inc.(a)	166,709
744	NVIDIA Corp.	314,727
1,365	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	137,756

		619,192

	Software — 17.7%
372	Adobe, Inc.(a)	181,904
1,091	Microsoft Corp.	371,529
416	Roper Technologies, Inc.	200,013

		753,446

	Water Utilities — 3.6%
1,067	American Water Works Co., Inc.	152,314

	Total Common Stocks (Identified Cost $3,545,270)	4,092,196

Principal Amount
Short-Term Investments — 4.6%
$197,733	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2023 at 2.300% to be repurchased at $197,771 on 7/03/2023 collateralized by $214,200 U.S. Treasury Note, 2.625% due 5/31/2027 valued at $201,700 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $197,733)	197,733

	Total Investments — 100.9% (Identified Cost $3,743,003)	4,289,929
	Other assets less liabilities — (0.9)%	(39,247)

	Net Assets — 100.0%	$4,250,682

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2023 (Unaudited)

Software	17.7%
Semiconductors & Semiconductor Equipment	14.6
Life Sciences Tools & Services	9.4
Machinery	8.0
Financial Services	7.2
Health Care Equipment & Supplies	4.5
Pharmaceuticals	4.1
Commercial Services & Supplies	4.1
Chemicals	3.7
Water Utilities	3.6
Electric Utilities	3.5
Broadline Retail	3.3
Personal Care Products	2.1
Automobile Components	2.1
Other Investments, less than 2% each	8.4
Short-Term Investments	4.6

Total Investments	100.9
Other assets less liabilities	(0.9)

Net Assets	100.0%

See accompanying notes to financial statements.

|  32

Statements of Assets and Liabilities

June 30, 2023 (Unaudited)

	Gateway Fund	Gateway Equity Call Premium Fund	Mirova Global Green Bond Fund
ASSETS
Investments at cost	$2,397,468,741	$196,915,318	$36,626,432
Net unrealized appreciation (depreciation)	4,184,245,146	55,137,942	(4,529,172)

Investments at value	6,581,713,887	252,053,260	32,097,260
Cash	27,777	513	18
Due from brokers (including variation margin on futures contracts) (Note 2)	—	—	1,292,150
Foreign currency at value (identified cost $0, $0 and $3,212,828, respectively)	—	—	3,242,199
Receivable for Fund shares sold	10,228,947	565,935	66,832
Receivable for securities sold	20,371,993	770,100	364,076
Dividends and interest receivable	2,786,020	141,959	318,863
Tax reclaims receivable	—	208	—
Unrealized appreciation on futures contracts (Note 2)	—	—	20,733
Prepaid expenses (Note 8)	2,588	352	294

TOTAL ASSETS	6,615,131,212	253,532,327	37,402,425

LIABILITIES
Options written, at value (premiums received $109,030,944, $4,642,560 and $0, respectively) (Note 2)	176,640,405	6,917,650	—
Payable for securities purchased	45,384,168	1,715,700	—
Payable for Fund shares redeemed	6,183,229	122,317	9,647
Unrealized depreciation on futures contracts (Note 2)	—	—	378,213
Management fees payable (Note 6)	2,921,366	88,575	685
Deferred Trustees’ fees (Note 6)	1,196,229	57,318	23,255
Administrative fees payable (Note 6)	242,285	9,161	1,396
Payable to distributor (Note 6d)	46,818	1,839	304
Audit and tax services fees payable	29,304	28,943	25,476
Other accounts payable and accrued expenses	469,764	39,768	26,122

TOTAL LIABILITIES	233,113,568	8,981,271	465,098

NET ASSETS	$6,382,017,644	$244,551,056	$36,937,327

NET ASSETS CONSIST OF:
Paid-in capital	$3,249,235,527	$204,266,267	$46,089,992
Accumulated earnings (loss)	3,132,782,117	40,284,789	(9,152,665)

NET ASSETS	$6,382,017,644	$244,551,056	$36,937,327

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$806,268,513	$2,006,991	$5,045,669

Shares of beneficial interest	20,470,907	122,823	617,972

Net asset value and redemption price per share	$39.39	$16.34	$8.16

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$41.79	$17.34	$8.52

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$72,085,478	$1,083,959	$—

Shares of beneficial interest	1,847,325	67,017	—

Net asset value and offering price per share	$39.02	$16.17	$—

Class N shares:
Net assets	$388,464,590	$240,225	$6,128,855

Shares of beneficial interest	9,870,250	14,726	745,460

Net asset value, offering and redemption price per share	$39.36	$16.31	$8.22

Class Y shares:
Net assets	$5,115,199,063	$241,219,881	$25,762,803

Shares of beneficial interest	129,989,646	14,775,736	3,138,483

Net asset value, offering and redemption price per share	$39.35	$16.33	$8.21

See accompanying notes to financial statements.

33  |

Statements of Assets and Liabilities (continued)

June 30, 2023 (Unaudited)

	Mirova Global Sustainable Equity Fund	Mirova International Sustainable Equity Fund	Mirova U.S. Sustainable Equity Fund
ASSETS
Investments at cost	$1,005,381,358	$12,045,683	$3,743,003
Net unrealized appreciation (depreciation)	33,047,780	(1,482,398)	546,926

Investments at value	1,038,429,138	10,563,285	4,289,929
Foreign currency at value (identified cost $5,505,255, $162,026 and $0, respectively)	5,467,309	161,850	—
Receivable for Fund shares sold	1,057,707	25,285	—
Receivable from investment adviser (Note 6)	—	16,562	13,336
Dividends and interest receivable	267,916	13,699	1,260
Tax reclaims receivable	659,933	59,946	—
Prepaid expenses (Note 8)	620	284	281

TOTAL ASSETS	1,045,882,623	10,840,911	4,304,806

LIABILITIES
Payable for Fund shares redeemed	1,013,398	54	—
Management fees payable (Note 6)	663,786	—	—
Deferred Trustees’ fees (Note 6)	50,528	15,162	7,516
Administrative fees payable (Note 6)	39,360	401	158
Payable to distributor (Note 6d)	8,425	17	—
Audit and tax services fees payable	24,106	24,400	24,091
Other accounts payable and accrued expenses	98,044	29,807	22,359

TOTAL LIABILITIES	1,897,647	69,841	54,124

NET ASSETS	$1,043,984,976	$10,771,070	$4,250,682

NET ASSETS CONSIST OF:
Paid-in capital	$1,028,081,665	$12,544,349	$3,754,234
Accumulated earnings (loss)	15,903,311	(1,773,279)	496,448

NET ASSETS	$1,043,984,976	$10,771,070	$4,250,682

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$30,168,624	$638,586	$5,279

Shares of beneficial interest	1,734,058	54,531	498

Net asset value and redemption price per share	$17.40	$11.71	$10.60

Offering price per share (100/94.25 of net asset value) (Note 1)	$18.46	$12.42	$11.25

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$11,502,518	$—	$91,970

Shares of beneficial interest	697,586	—	8,852

Net asset value and offering price per share	$16.49	$—	$10.39

Class N shares:
Net assets	$236,219,611	$9,083,433	$4,128,337

Shares of beneficial interest	13,434,522	770,927	388,535

Net asset value, offering and redemption price per share	$17.58	$11.78	$10.63

Class Y shares:
Net assets	$766,094,223	$1,049,051	$25,096

Shares of beneficial interest	43,584,787	89,156	2,364

Net asset value, offering and redemption price per share	$17.58	$11.77	$10.62

See accompanying notes to financial statements.

|  34

Statements of Operations

For the Six Months Ended June 30, 2023 (Unaudited)

	Gateway Fund	Gateway Equity Call Premium Fund	Mirova Global Green Bond Fund
INVESTMENT INCOME
Dividends	$52,144,756	$1,737,059	$—
Interest	1,652,150	76,235	439,667
Less net foreign taxes withheld	(96,325)	(4,649)	—

	53,700,581	1,808,645	439,667

Expenses
Management fees (Note 6)	18,440,769	583,940	91,433
Service and distribution fees (Note 6)	1,394,412	7,057	6,341
Administrative fees (Note 6)	1,449,184	46,648	8,477
Trustees’ fees and expenses (Note 6)	184,129	16,163	11,071
Transfer agent fees and expenses (Notes 6 and 7)	2,205,231	82,048	15,894
Audit and tax services fees	27,380	26,659	22,458
Custodian fees and expenses	106,406	39,749	6,070
Interest expense (Note 10)	—	—	17,530
Legal fees	133,160	3,306	775
Registration fees	60,401	27,418	23,158
Regulatory filing fees	6,500	6,500	6,500
Shareholder reporting expenses	173,414	9,599	7,264
Miscellaneous expenses	126,998	16,222	12,041

Total expenses	24,307,984	865,309	229,012
Less waiver and/or expense reimbursement (Note 6)	(1,160,365)	(173,688)	(87,719)

Net expenses	23,147,619	691,621	141,293

Net investment income	30,552,962	1,117,024	298,374

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	133,624,818	(2,178,890)	(594,678)
Futures contracts	—	—	(752,694)
Options written	(61,222,853)	(2,462,413)	—
Foreign currency transactions (Note 2c)	1,166	56	6,331
Net change in unrealized appreciation (depreciation) on:
Investments	711,233,479	30,165,932	1,632,578
Futures contracts	—	—	231,696
Options written	(141,106,263)	(3,947,784)	—
Foreign currency translations (Note 2c)	(7)	(12)	(1,658)

Net realized and unrealized gain on investments, futures contracts, options written and foreign currency transactions	642,530,340	21,576,889	521,575

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$673,083,302	$22,693,913	$819,949

See accompanying notes to financial statements.

35  |

Statements of Operations (continued)

For the Six Months Ended June 30, 2023 (Unaudited)

	Mirova Global Sustainable Equity Fund	Mirova International Sustainable Equity Fund	Mirova U.S. Sustainable Equity Fund
INVESTMENT INCOME
Dividends	$9,746,503	$196,023	$21,305
Non-cash dividends (Note 2b)	493,198	—	—
Interest	98,893	2,259	1,524
Less net foreign taxes withheld	(868,286)	(23,652)	(249)

	9,470,308	174,630	22,580

Expenses
Management fees (Note 6)	3,769,240	39,534	12,543
Service and distribution fees (Note 6)	93,115	846	419
Administrative fees (Note 6)	218,320	2,290	895
Trustees’ fees and expenses (Note 6)	31,238	10,214	9,807
Transfer agent fees and expenses (Notes 6 and 7)	389,298	3,254	3,274
Audit and tax services fees	22,344	22,246	22,042
Custodian fees and expenses	26,174	7,629	1,106
Interest expense (Note 10)	—	249	—
Legal fees	18,187	199	74
Registration fees	68,311	24,108	31,366
Regulatory filing fees	6,500	6,500	6,500
Shareholder reporting expenses	35,978	4,007	3,770
Miscellaneous expenses	25,366	19,074	9,094

Total expenses	4,704,071	140,150	100,890
Less waiver and/or expense reimbursement (Note 6)	(188,762)	(94,169)	(85,971)

Net expenses	4,515,309	45,981	14,919

Net investment income	4,954,999	128,649	7,661

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(7,213,745)	(135,246)	(47,669)
Foreign currency transactions (Note 2c)	(71,380)	2,042	—
Net change in unrealized appreciation (depreciation) on:
Investments	132,246,318	1,108,833	657,950
Foreign currency translations (Note 2c)	(183,266)	(1,046)	—

Net realized and unrealized gain on investments and foreign currency transactions	124,777,927	974,583	610,281

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$129,732,926	$1,103,232	$617,942

See accompanying notes to financial statements.

|  36

Statements of Changes in Net Assets

	Gateway Fund		Gateway Equity Call Premium Fund
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$30,552,962	$58,057,127	$1,117,024	$1,223,336
Net realized gain (loss) on investments, options written and foreign currency transactions	72,403,131	653,165,363	(4,641,247)	7,304,108
Net change in unrealized appreciation (depreciation) on investments, options written and foreign currency translations	570,127,209	(1,694,070,079)	26,218,136	(23,561,048)

Net increase (decrease) in net assets resulting from operations	673,083,302	(982,847,589)	22,693,913	(15,033,604)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(3,141,911)	(5,738,007)	(6,775)	(12,362)
Class C	(35,832)	—	(383)	(601)
Class N	(2,059,224)	(4,134,252)	(1,190)	(2,287)
Class Y	(24,983,211)	(48,176,662)	(1,085,951)	(1,235,232)

Total distributions	(30,220,178)	(58,048,921)	(1,094,299)	(1,250,482)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(598,884,986)	(805,606,549)	83,541,646	49,826,241

Net increase (decrease) in net assets	43,978,138	(1,846,503,059)	105,141,260	33,542,155
NET ASSETS
Beginning of the period	6,338,039,506	8,184,542,565	139,409,796	105,867,641

End of the period	$6,382,017,644	$6,338,039,506	$244,551,056	$139,409,796

See accompanying notes to financial statements.

37  |

Statements of Changes in Net Assets (continued)

	Mirova Global Green Bond Fund		Mirova Global Sustainable Equity Fund
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$298,374	$431,422	$4,954,999	$7,173,189
Net realized loss on investments, futures contracts and foreign currency transactions	(1,341,041)	(2,248,824)	(7,285,125)	(14,129,688)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	1,862,616	(5,752,912)	132,063,052	(261,591,166)

Net increase (decrease) in net assets resulting from operations	819,949	(7,570,314)	129,732,926	(268,547,665)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(308,314)	(18,262)	(1,656,969)
Class C	—	—	(7,207)	(629,720)
Class N	—	(298,746)	(124,479)	(10,372,579)
Class Y	—	(1,496,052)	(430,880)	(35,564,616)

Total distributions	—	(2,103,112)	(580,828)	(48,223,884)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	502,084	(1,836,354)	47,400,470	63,521,966

Net increase (decrease) in net assets	1,322,033	(11,509,780)	176,552,568	(253,249,583)
NET ASSETS
Beginning of the period	35,615,294	47,125,074	867,432,408	1,120,681,991

End of the period	$36,937,327	$35,615,294	$1,043,984,976	$867,432,408

See accompanying notes to financial statements.

|  38

Statements of Changes in Net Assets (continued)

	Mirova International Sustainable Equity Fund		Mirova U.S. Sustainable Equity Fund
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$128,649	$377,279	$7,661	$8,444
Net realized gain (loss) on investments and foreign currency transactions	(133,204)	(67,647)	(47,669)	81,285
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,107,787	(8,262,669)	657,950	(1,240,668)

Net increase (decrease) in net assets resulting from operations	1,103,232	(7,953,037)	617,942	(1,150,939)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,032)	(25,462)	—	(223)
Class C	—	—	—	(5,225)
Class N	(13,301)	(273,620)	—	(257,702)
Class Y	(1,531)	(29,504)	—	(2,573)
Tax return of capital
Class N	—	—	—	(3,159)
Class Y	—	—	—	(29)

Total distributions	(15,864)	(328,586)	—	(268,911)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	725,458	(12,492,079)	(22,771)	24,536

Net increase (decrease) in net assets	1,812,826	(20,773,702)	595,171	(1,395,314)
NET ASSETS
Beginning of the period	8,958,244	29,731,946	3,655,511	5,050,825

End of the period	$10,771,070	$8,958,244	$4,250,682	$3,655,511

See accompanying notes to financial statements.

39  |

Financial Highlights

For a share outstanding throughout each period.

	Gateway Fund—Class A
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net asset value, beginning of the period	$35.57		$40.70		$36.76		$34.69	$31.65	$33.47

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.22		0.18		0.30	0.37	0.34
Net realized and unrealized gain (loss)	3.81		(5.13)		3.93		2.08	3.05	(1.80)

Total from Investment Operations	3.96		(4.91)		4.11		2.38	3.42	(1.46)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.22)		(0.17)		(0.31)	(0.38)	(0.36)

Net asset value, end of the period	$39.39		$35.57		$40.70		$36.76	$34.69	$31.65

Total return(b)(c)	11.16	%(d)	(12.06)%		11.24%		6.92%	10.84%	(4.39)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$806,269		$869,122		$1,073,713		$987,702	$1,125,464	$1,177,641
Net expenses(e)	0.94	%(f)(g)	0.93	%(h)	0.94	%(h)	0.94%	0.94%	0.94%
Gross expenses	0.98	%(f)(g)	0.96	%(h)	0.98	%(h)	1.02%	1.01%	1.01%
Net investment income	0.79	%(f)	0.60%		0.46%		0.88%	1.12%	1.03%
Portfolio turnover rate	8%		16%		11%		22%	12%	10%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes refund of prior year service fee of less than 0.01%. See Note 6b of Notes to Financial Statements.
(h)	Includes refund of prior year service fee of 0.01%.

See accompanying notes to financial statements.

|  40

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Fund—Class C
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net asset value, beginning of the period	$35.26		$40.41	$36.60	$34.54	$31.50	$33.32

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.00	(b)	(0.06)	(0.11)	0.04	0.12	0.09
Net realized and unrealized gain (loss)	3.78		(5.09)	3.92	2.07	3.03	(1.80)

Total from Investment Operations	3.78		(5.15)	3.81	2.11	3.15	(1.71)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)		—	—	(0.05)	(0.11)	(0.11)

Net asset value, end of the period	$39.02		$35.26	$40.41	$36.60	$34.54	$31.50

Total return(c)(d)	10.72	%(e)	(12.74)%	10.41%	6.13%	10.02%	(5.15)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$72,085		$77,355	$114,019	$142,623	$215,947	$272,904
Net expenses(f)	1.70	%(g)	1.70%	1.70%	1.70%	1.70%	1.70%
Gross expenses	1.74	%(g)	1.71%	1.73%	1.77%	1.76%	1.76%
Net investment income (loss)	0.02	%(g)	(0.17)%	(0.30)%	0.12%	0.37%	0.27%
Portfolio turnover rate	8%		16%	11%	22%	12%	10%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

41  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Fund—Class N
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018
Net asset value, beginning of the period	$35.55		$40.68	$36.74		$34.68		$31.63		$33.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20		0.33	0.29		0.40		0.47		0.44
Net realized and unrealized gain (loss)	3.81		(5.13)	3.94		2.07		3.06		(1.81)

Total from Investment Operations	4.01		(4.80)	4.23		2.47		3.53		(1.37)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)		(0.33)	(0.29)		(0.41)		(0.48)		(0.46)

Net asset value, end of the period	$39.36		$35.55	$40.68		$36.74		$34.68		$31.63

Total return	11.30	%(b)(c)	(11.80)%	11.57	%(c)	7.25	%(c)	11.17	%(c)	(4.13	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$388,465		$378,377	$504,299		$369,829		$369,793		$179,727
Net expenses	0.65	%(d)(e)	0.65%	0.65	%(e)	0.65	%(e)	0.65	%(e)	0.65	%(e)
Gross expenses	0.66	%(d)	0.65%	0.67%		0.70%		0.69%		0.70%
Net investment income	1.06	%(d)	0.88%	0.74%		1.17%		1.40%		1.32%
Portfolio turnover rate	8%		16%	11%		22%		12%		10%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  42

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Fund—Class Y
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net asset value, beginning of the period	$35.54		$40.67	$36.73	$34.67	$31.63	$33.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19		0.31	0.27	0.38	0.46	0.43
Net realized and unrealized gain (loss)	3.81		(5.13)	3.94	2.07	3.04	(1.81)

Total from Investment Operations	4.00		(4.82)	4.21	2.45	3.50	(1.38)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)		(0.31)	(0.27)	(0.39)	(0.46)	(0.45)

Net asset value, end of the period	$39.35		$35.54	$40.67	$36.73	$34.67	$31.63

Total return(b)	11.28	%(c)	(11.85)%	11.49%	7.19%	11.12%	(4.18)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,115,199		$5,013,186	$6,492,511	$5,624,810	$6,446,007	$6,508,061
Net expenses(d)	0.70	%(e)	0.70%	0.70%	0.70%	0.70%	0.70%
Gross expenses	0.74	%(e)	0.71%	0.73%	0.77%	0.76%	0.76%
Net investment income	1.02	%(e)	0.83%	0.70%	1.12%	1.37%	1.28%
Portfolio turnover rate	8%		16%	11%	22%	12%	10%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

43  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class A
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net asset value, beginning of the period	$14.60		$16.66	$14.03		$13.07	$11.32	$12.08

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.10	0.07		0.09	0.10	0.09
Net realized and unrealized gain (loss)	1.74		(2.06)	2.62		0.95	1.76	(0.76)

Total from Investment Operations	1.80		(1.96)	2.69		1.04	1.86	(0.67)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.10)	(0.06)		(0.08)	(0.11)	(0.09)

Net asset value, end of the period	$16.34		$14.60	$16.66		$14.03	$13.07	$11.32

Total return(b)(c)	12.34	%(d)	(11.77)%	19.20%		8.06%	16.46%	(5.60)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,007		$1,617	$2,613		$1,456	$2,363	$2,375
Net expenses(e)	0.93	%(f)	0.93%	1.03	%(g)(h)	1.20%	1.20%	1.20%
Gross expenses	1.10	%(f)	1.16%	1.20%		1.43%	1.42%	1.44%
Net investment income	0.83	%(f)	0.66%	0.43%		0.69%	0.82%	0.73%
Portfolio turnover rate	24%		11%	5%		15%	17%	58%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2021, the expense limit decreased from 1.20% to 0.93%.
(h)	Includes additional voluntary waiver of advisory fee of 0.02%.

See accompanying notes to financial statements.

|  44

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class C
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net asset value, beginning of the period	$14.46		$16.52	$13.96		$13.03	$11.29	$12.05

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01		(0.01)	(0.05)		(0.01)	0.01	0.00 (b)
Net realized and unrealized gain (loss)	1.71		(2.04)	2.61		0.95	1.74	(0.75)

Total from Investment Operations	1.72		(2.05)	2.56		0.94	1.75	(0.75)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.01)	(0.00	)(b)	(0.01)	(0.01)	(0.01)

Net asset value, end of the period	$16.17		$14.46	$16.52		$13.96	$13.03	$11.29

Total return(c)(d)	11.94	%(e)	(12.36)%	18.28%		7.23%	15.54%	(6.24)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,084		$944	$814		$741	$727	$849
Net expenses(f)	1.68	%(g)	1.68%	1.79	%(h)(i)	1.95%	1.95%	1.95%
Gross expenses	1.85	%(g)	1.91%	1.96%		2.17%	2.17%	2.19%
Net investment income (loss)	0.08	%(g)	(0.06)%	(0.33)%		(0.10)%	0.07%	0.02%
Portfolio turnover rate	24%		11%	5%		15%	17%	58%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2021, the expense limit decreased from 1.95% to 1.68%.
(i)	Includes additional voluntary waiver of advisory fee of 0.02%.

See accompanying notes to financial statements.

45  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class N
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net asset value, beginning of the period	$14.57		$16.63	$14.01		$13.06	$11.32	$12.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.14	0.11		0.12	0.13	0.13
Net realized and unrealized gain (loss)	1.73		(2.05)	2.61		0.95	1.76	(0.77)

Total from Investment Operations	1.82		(1.91)	2.72		1.07	1.89	(0.64)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.15)	(0.10)		(0.12)	(0.15)	(0.13)

Net asset value, end of the period	$16.31		$14.57	$16.63		$14.01	$13.06	$11.32

Total return(b)	12.52	%(c)	(11.51)%	19.49%		8.36%	16.73%	(5.32)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$240		$219	$437		$728	$530	$1
Net expenses(d)	0.63	%(e)	0.63%	0.77	%(f)	0.90%	0.90%	0.90%
Gross expenses	1.51	%(e)	1.23%	1.08%		1.29%	1.63%	15.41%
Net investment income	1.13	%(e)	0.95%	0.70%		0.95%	1.03%	1.04%
Portfolio turnover rate	24%		11%	5%		15%	17%	58%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.63%.

See accompanying notes to financial statements.

|  46

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class Y
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net asset value, beginning of the period	$14.59		$16.65	$14.02		$13.07	$11.32	$12.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.14	0.10		0.11	0.13	0.12
Net realized and unrealized gain (loss)	1.73		(2.06)	2.63		0.96	1.76	(0.76)

Total from Investment Operations	1.82		(1.92)	2.73		1.07	1.89	(0.64)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.14)	(0.10)		(0.12)	(0.14)	(0.13)

Net asset value, end of the period	$16.33		$14.59	$16.65		$14.02	$13.07	$11.32

Total return(b)	12.48	%(c)	(11.48)%	19.43%		8.38%	16.67%	(5.37)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$241,220		$136,629	$102,004		$56,979	$60,794	$67,125
Net expenses(d)	0.68	%(e)	0.68%	0.78	%(f)(g)	0.95%	0.95%	0.95%
Gross expenses	0.85	%(e)	0.91%	0.95%		1.17%	1.17%	1.19%
Net investment income	1.12	%(e)	0.95%	0.67%		0.90%	1.06%	1.01%
Portfolio turnover rate	24%		11%	5%		15%	17%	58%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2021, the expense limit decreased from 0.95% to 0.68%.
(g)	Includes additional voluntary waiver of advisory fee of 0.02%.

See accompanying notes to financial statements.

47  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Green Bond—Class A
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018
Net asset value, beginning of the period	$7.99		$10.14		$10.77		$10.36		$9.71		$9.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.07		0.04		0.07		0.09		0.08
Net realized and unrealized gain (loss)	0.11		(1.75)		(0.37)		0.71		0.80		(0.02)

Total from Investment Operations	0.17		(1.68)		(0.33)		0.78		0.89		0.06

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.01)		(0.14)		(0.18)		(0.10)		(0.31)
Net realized capital gains	—		(0.46)		(0.16)		(0.19)		(0.14)		—

Total Distributions	—		(0.47)		(0.30)		(0.37)		(0.24)		(0.31)

Net asset value, end of the period	$8.16		$7.99		$10.14		$10.77		$10.36		$9.71

Total return(b)(c)	2.13	%(d)	(16.73)%		(3.02)%		7.61%		9.16%		0.64%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,046		$5,278		$6,798		$5,674		$2,549		$814
Net expenses(e)	1.00	%(f)(g)	0.91	%(h)	0.96	%(i)(j)	0.97	%(k)	0.96	%(l)	0.96	%(m)
Gross expenses	1.48	%(f)(g)	1.34	%(h)	1.41	%(j)	1.43	%(k)	1.56	%(l)	1.75	%(m)
Net investment income	1.41	%(f)	0.83%		0.39%		0.69%		0.86%		0.85%
Portfolio turnover rate	10%		60%		37%		53%		25%		46%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.38%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.33%.
(i)	Effective July 1, 2021, the expense limit decreased from 0.95% to 0.90%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.92% and the ratio of gross expenses would have been 1.37%.
(k)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.41%.
(l)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.55%.
(m)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.74%.

See accompanying notes to financial statements.

|  48

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Green Bond—Class N
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018
Net asset value, beginning of the period	$8.04		$10.17		$10.80		$10.39		$9.73		$9.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.10		0.07		0.10		0.12		0.11
Net realized and unrealized gain (loss)	0.11		(1.75)		(0.36)		0.71		0.80		(0.02)

Total from Investment Operations	0.18		(1.65)		(0.29)		0.81		0.92		0.09

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.02)		(0.18)		(0.21)		(0.12)		(0.34)
Net realized capital gains	—		(0.46)		(0.16)		(0.19)		(0.14)		—

Total Distributions	—		(0.48)		(0.34)		(0.40)		(0.26)		(0.34)

Net asset value, end of the period	$8.22		$8.04		$10.17		$10.80		$10.39		$9.73

Total return(b)	2.24	%(c)	(16.42)%		(2.73)%		7.89%		9.52%		0.93%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$6,129		$5,224		$8,110		$11,781		$27,322		$27,050
Net expenses(d)	0.69	%(e)(f)	0.61	%(g)	0.67	%(h)(i)	0.67	%(j)	0.66	%(k)	0.66	%(l)
Gross expenses	1.16	%(e)(f)	0.99	%(g)	1.05	%(i)	1.07	%(j)	1.08	%(k)	1.12	%(l)
Net investment income	1.71	%(e)	1.11%		0.69%		0.96%		1.17%		1.13%
Portfolio turnover rate	10%		60%		37%		53%		25%		46%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.60% and the ratio of gross expenses would have been 1.07%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.60% and the ratio of gross expenses would have been 0.98%.
(h)	Effective July 1, 2021, the expense limit decreased from 0.65% to 0.60%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.63% and the ratio of gross expenses would have been 1.02%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.65% and the ratio of gross expenses would have been 1.05%.
(k)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.65% and the ratio of gross expenses would have been 1.07%.
(l)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.65% and the ratio of gross expenses would have been 1.11%.

See accompanying notes to financial statements.

49  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Green Bond—Class Y
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018
Net asset value, beginning of the period	$8.03		$10.16		$10.79		$10.37		$9.72		$9.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.10		0.07		0.10		0.11		0.12
Net realized and unrealized gain (loss)	0.11		(1.76)		(0.37)		0.72		0.80		(0.03)

Total from Investment Operations	0.18		(1.66)		(0.30)		0.82		0.91		0.09

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.01)		(0.17)		(0.21)		(0.12)		(0.34)
Net realized capital gains	—		(0.46)		(0.16)		(0.19)		(0.14)		—

Total Distributions	—		(0.47)		(0.33)		(0.40)		(0.26)		(0.34)

Net asset value, end of the period	$8.21		$8.03		$10.16		$10.79		$10.37		$9.72

Total return(b)	2.24	%(c)	(16.45)%		(2.69)%		7.85%		9.38%		0.89%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$25,763		$25,113		$32,217		$22,081		$7,060		$1,205
Net expenses(d)	0.75	%(e)(f)	0.66	%(g)	0.71	%(h)(i)	0.72	%(j)	0.71	%(k)	0.71	%(l)
Gross expenses	1.23	%(e)(f)	1.09	%(g)	1.16	%(i)	1.18	%(j)	1.28	%(k)	1.39	%(l)
Net investment income	1.66	%(e)	1.09%		0.63%		0.94%		1.10%		1.19%
Portfolio turnover rate	10%		60%		37%		53%		25%		46%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.65% and the ratio of gross expenses would have been 1.13%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.65% and the ratio of gross expenses would have been 1.08%.
(h)	Effective July 1, 2021, the expense limit decreased from 0.70% to 0.65%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.67% and the ratio of gross expenses would have been 1.13%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.70% and the ratio of gross expenses would have been 1.16%.
(k)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.70% and the ratio of gross expenses would have been 1.27%.
(l)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.70% and the ratio of gross expenses would have been 1.39%.

See accompanying notes to financial statements.

|  50

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund—Class A
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018
Net asset value, beginning of the period	$15.22		$20.53		$19.57		$14.92		$11.45		$12.77

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.06		0.08		(0.01)		(0.02)		0.03		0.00	(b)
Net realized and unrealized gain (loss)	2.13		(4.62)		3.45		4.77		3.69		(0.84)

Total from Investment Operations	2.19		(4.54)		3.44		4.75		3.72		(0.84)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.07)		(0.00	)(b)	(0.00	)(b)	(0.03)		(0.00	)(b)
Net realized capital gains	—		(0.70)		(2.48)		(0.10)		(0.22)		(0.48)

Total Distributions	(0.01)		(0.77)		(2.48)		(0.10)		(0.25)		(0.48)

Net asset value, end of the period	$17.40		$15.22		$20.53		$19.57		$14.92		$11.45

Total return(c)(d)	14.39	%(e)	(22.56)%		17.82%		32.07%		32.63%		(6.54)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$30,169		$29,013		$43,117		$33,625		$12,884		$6,360
Net expenses(f)	1.20	%(g)	1.20	%(h)	1.21	%(i)	1.20%		1.21	%(j)	1.30	%(k)(l)
Gross expenses	1.25	%(g)	1.26	%(h)	1.24	%(i)	1.24%		1.39	%(j)	1.39	%(k)
Net investment income (loss)	0.78	%(g)	0.51%		(0.03)%		(0.14)%		0.21%		0.03%
Portfolio turnover rate	12%		23%		40	%(m)	11%		23%		19%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 1.25%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 1.24%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 1.38%.
(k)	Includes interest expense of less than 0.01%.
(l)	Effective December 28, 2018, the expense limit decreased from 1.30% to 1.20%.
(m)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to an increase in shareholder activity.

See accompanying notes to financial statements.

51  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund—Class C
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018
Net asset value, beginning of the period	$14.48		$19.62		$18.95		$14.56		$11.24		$12.63

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.00	(b)	(0.04)		(0.16)		(0.13)		(0.07)		(0.09)
Net realized and unrealized gain (loss)	2.02		(4.40)		3.31		4.62		3.61		(0.82)

Total from Investment Operations	2.02		(4.44)		3.15		4.49		3.54		(0.91)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		—		(0.00	)(b)	(0.00	)(b)	—		—
Net realized capital gains	—		(0.70)		(2.48)		(0.10)		(0.22)		(0.48)

Total Distributions	(0.01)		(0.70)		(2.48)		(0.10)		(0.22)		(0.48)

Net asset value, end of the period	$16.49		$14.48		$19.62		$18.95		$14.56		$11.24

Total return(c)(d)	13.96	%(e)	(23.11)%		16.85%		31.07%		31.66%		(7.20)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$11,503		$11,441		$17,248		$11,196		$5,406		$2,706
Net expenses(f)	1.95	%(g)	1.95	%(h)	1.96	%(i)	1.95%		1.96	%(j)	2.05	%(k)(l)
Gross expenses	2.00	%(g)	2.01	%(h)	1.99	%(i)	1.99%		2.14	%(j)	2.14	%(k)
Net investment income (loss)	0.01	%(g)	(0.23)%		(0.79)%		(0.84)%		(0.52)%		(0.72)%
Portfolio turnover rate	12%		23%		40	%(m)	11%		23%		19%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.95% and the ratio of gross expenses would have been 2.00%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.95% and the ratio of gross expenses would have been 1.99%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.95% and the ratio of gross expenses would have been 2.13%.
(k)	Includes interest expense of less than 0.01%.
(l)	Effective December 28, 2018, the expense limit decreased from 2.05% to 1.95%.
(m)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to an increase in shareholder activity.

See accompanying notes to financial statements.

|  52

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund—Class N
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018
Net asset value, beginning of the period	$15.36		$20.72		$19.71		$14.99		$11.49		$12.81

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.09		0.13		0.05		0.01		0.06		(0.01)
Net realized and unrealized gain (loss)	2.14		(4.67)		3.49		4.82		3.72		(0.79)

Total from Investment Operations	2.23		(4.54)		3.54		4.83		3.78		(0.80)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.12)		(0.05)		(0.01)		(0.06)		(0.04)
Net realized capital gains	—		(0.70)		(2.48)		(0.10)		(0.22)		(0.48)

Total Distributions	(0.01)		(0.82)		(2.53)		(0.11)		(0.28)		(0.52)

Net asset value, end of the period	$17.58		$15.36		$20.72		$19.71		$14.99		$11.49

Total return	14.52	%(b)	(22.32)%		18.17%		32.44	%(c)	33.05	%(c)	(6.26	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$236,220		$189,957		$219,679		$72,768		$11,000		$2,842
Net expenses	0.90	%(d)	0.90	%(e)	0.91	%(f)(g)	0.90	%(h)	0.90	%(h)(i)	1.01	%(h)(j)(k)
Gross expenses	0.90	%(d)	0.90	%(e)	0.91	%(f)(g)	0.93%		1.08	%(i)	1.08	%(j)
Net investment income (loss)	1.07	%(d)	0.81%		0.24%		0.08%		0.46%		(0.08)%
Portfolio turnover rate	12%		23%		40	%(l)	11%		23%		19%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.89% and the ratio of gross expenses would have been 0.89%.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 0.90%.
(g)	Includes fee/expense recovery of 0.01%.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Includes interest expense of less than 0.01%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.99% and the ratio of gross expenses would have been 1.07%.
(k)	Effective December 28, 2018, the expense limit decreased from 1.00% to 0.90%.
(l)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to an increase in shareholder activity.

See accompanying notes to financial statements.

53  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund—Class Y
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018
Net asset value, beginning of the period	$15.36		$20.71		$19.71		$14.99		$11.49		$12.81

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.12		0.05		0.01		0.07		0.04
Net realized and unrealized gain (loss)	2.14		(4.66)		3.46		4.81		3.70		(0.85)

Total from Investment Operations	2.23		(4.54)		3.51		4.82		3.77		(0.81)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.11)		(0.03)		(0.00	)(b)	(0.05)		(0.03)
Net realized capital gains	—		(0.70)		(2.48)		(0.10)		(0.22)		(0.48)

Total Distributions	(0.01)		(0.81)		(2.51)		(0.10)		(0.27)		(0.51)

Net asset value, end of the period	$17.58		$15.36		$20.71		$19.71		$14.99		$11.49

Total return(c)	14.52	%(d)	(22.33)%		18.06%		32.42%		32.99%		(6.32)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$766,094		$637,021		$840,638		$760,181		$118,032		$69,705
Net expenses(e)	0.95	%(f)	0.95	%(g)	0.96	%(h)	0.95%		0.96	%(i)	1.05	%(j)(k)
Gross expenses	1.00	%(f)	1.01	%(g)	0.99	%(h)	0.99%		1.14	%(i)	1.15	%(j)
Net investment income	1.07	%(f)	0.76%		0.22%		0.06%		0.50%		0.29%
Portfolio turnover rate	12%		23%		40	%(l)	11%		23%		19%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.00%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 0.99%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.13%.
(j)	Includes interest expense of less than 0.01%.
(k)	Effective December 28, 2018, the expense limit decreased from 1.05% to 0.95%.
(l)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to an increase in shareholder activity.

See accompanying notes to financial statements.

|  54

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova International Sustainable Equity Fund—Class A
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Period Ended December 31, 2018*
Net asset value, beginning of the period	$10.47		$14.35		$13.95		$12.51		$10.03		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.13		0.11		0.08		(0.01)		0.12		(0.00	)(b)
Net realized and unrealized gain (loss)	1.13		(3.62)		0.78		2.87		2.48		0.03

Total from Investment Operations	1.26		(3.51)		0.86		2.86		2.60		0.03

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)		(0.37)		(0.09)		(0.12)		(0.12)		—
Net realized capital gains	—		—		(0.37)		(1.30)		—		—

Total Distributions	(0.02)		(0.37)		(0.46)		(1.42)		(0.12)		—

Net asset value, end of the period	$11.71		$10.47		$14.35		$13.95		$12.51		$10.03

Total return(c)(d)	12.02	%(e)	(24.42)%		6.22%		23.18%		25.97%		0.30	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$639		$717		$380		$76		$4		$1
Net expenses(f)	1.21	%(g)(h)	1.21	%(i)	1.21	%(j)	1.26	%(k)	1.21	%(l)	1.20	%(g)
Gross expenses	3.29	%(g)(h)	2.30	%(i)	2.08	%(j)	5.69	%(k)	107.91	%(l)	22.87	%(g)
Net investment income (loss)	2.35	%(g)	0.99%		0.57%		(0.04)%		1.09%		(1.20	)%(g)
Portfolio turnover rate	12%		8%		8%		11%		8%		0%

*	From commencement of operations on December 28, 2018 through December 31, 2018.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 3.29%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 2.29%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 2.07%.
(k)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 5.64%.
(l)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 107.90%.

See accompanying notes to financial statements.

55  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova International Sustainable Equity Fund—Class N
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Period Ended December 31, 2018*
Net asset value, beginning of the period	$10.52		$14.40		$13.99		$12.51		$10.03		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.15		0.23		0.14		0.07		0.15		(0.00	)(b)
Net realized and unrealized gain (loss)	1.13		(3.71)		0.76		2.84		2.49		0.03

Total from Investment Operations	1.28		(3.48)		0.90		2.91		2.64		0.03

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)		(0.40)		(0.12)		(0.13)		(0.16)		—
Net realized capital gains	—		—		(0.37)		(1.30)		—		—

Total Distributions	(0.02)		(0.40)		(0.49)		(1.43)		(0.16)		—

Net asset value, end of the period	$11.78		$10.52		$14.40		$13.99		$12.51		$10.03

Total return(c)	12.16	%(d)	(24.17)%		6.47%		23.60%		26.31%		0.30	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$9,083		$7,433		$27,569		$16,478		$17,193		$10,035
Net expenses(e)	0.91	%(f)(g)	0.91	%(h)	0.91	%(i)	0.93	%(j)	0.92	%(k)	0.90	%(f)
Gross expenses	2.78	%(f)(g)	1.80	%(h)	1.44	%(i)	1.83	%(j)	1.99	%(k)	22.55	%(f)
Net investment income (loss)	2.62	%(f)	2.01%		0.94%		0.58%		1.36%		(0.90	)%(f)
Portfolio turnover rate	12%		8%		8%		11%		8%		0%

*	From commencement of operations on December 28, 2018 through December 31, 2018.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 2.77%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.79%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.43%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.80%.
(k)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.75% and the ratio of gross expenses would have been 1.22%.

See accompanying notes to financial statements.

|  56

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova International Sustainable Equity Fund—Class Y
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Period Ended December 31, 2018*
Net asset value, beginning of the period	$10.51		$14.38		$13.98		$12.50		$10.03		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.15		0.24		0.08		0.03		0.15		(0.00	)(b)
Net realized and unrealized gain (loss)	1.13		(3.72)		0.80		2.88		2.48		0.03

Total from Investment Operations	1.28		(3.48)		0.88		2.91		2.63		0.03

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)		(0.39)		(0.11)		(0.13)		(0.16)		—
Net realized capital gains	—		—		(0.37)		(1.30)		—		—

Total Distributions	(0.02)		(0.39)		(0.48)		(1.43)		(0.16)		—

Net asset value, end of the period	$11.77		$10.51		$14.38		$13.98		$12.50		$10.03

Total return(c)	12.17	%(d)	(24.18)%		6.39%		23.60%		26.21%		0.30	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,049		$808		$1,783		$75		$9		$1
Net expenses(e)	0.95	%(f)(g)	0.96	%(h)	0.96	%(i)	1.00	%(j)	0.96	%(k)	0.95	%(f)
Gross expenses	3.04	%(f)(g)	2.05	%(h)	1.83	%(i)	6.51	%(j)	94.13	%(k)	22.51	%(f)
Net investment income (loss)	2.64	%(f)	2.09%		0.52%		0.21%		1.36%		(0.95	)%(f)
Portfolio turnover rate	12%		8%		8%		11%		8%		0%

*	From commencement of operations on December 28, 2018 through December 31, 2018.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 3.03%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 2.04%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.82%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 6.46%.
(k)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 94.12%.

See accompanying notes to financial statements.

57  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova U.S. Sustainable Equity Fund—Class A
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021		Period Ended December 31, 2020*
Net asset value, beginning of the period	$9.07		$12.57	$10.21		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01		0.00 (b)	(0.04)		(0.00	)(b)
Net realized and unrealized gain (loss)	1.52		(2.86)	3.06		0.21

Total from Investment Operations	1.53		(2.86)	3.02		0.21

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.00	)(b)	—
Net realized capital gains	—		(0.64)	(0.66)		—

Total Distributions	—		(0.64)	(0.66)		—

Net asset value, end of the period	$10.60		$9.07	$12.57		$10.21

Total return(c)(d)	16.87	%(e)	(23.21)%	29.65%		2.10	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5		$3	$12		$1
Net expenses(f)	1.05	%(g)	1.05%	1.05%		1.05	%(g)
Gross expenses	9.72	%(g)	7.15%	8.99%		23.61	%(g)
Net investment income (loss)	0.11	%(g)	0.01%	(0.31)%		(0.73	)%(g)
Portfolio turnover rate	6%		8%	9%		0%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  58

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova U.S. Sustainable Equity Fund—Class C
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*
Net asset value, beginning of the period	$8.92		$12.47	$10.21	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.03)		(0.08)	(0.12)	(0.01)
Net realized and unrealized gain (loss)	1.50		(2.83)	3.04	0.22

Total from Investment Operations	1.47		(2.91)	2.92	0.21

LESS DISTRIBUTIONS FROM:
Net realized capital gains	—		(0.64)	(0.66)	—

Net asset value, end of the period	$10.39		$8.92	$12.47	$10.21

Total return(b)(c)	16.48	%(d)	(23.81)%	28.62%	2.10	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$92		$77	$101	$1
Net expenses(e)	1.80	%(f)	1.80%	1.80%	1.80	%(f)
Gross expenses	10.46	%(f)	7.97%	9.37%	24.34	%(f)
Net investment loss	(0.63	)%(f)	(0.81)%	(0.91)%	(1.45	)%(f)
Portfolio turnover rate	6%		8%	9%	0%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

59  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova U.S. Sustainable Equity Fund—Class N
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*
Net asset value, beginning of the period	$9.08		$12.59	$10.21	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02		0.02	0.01	(0.00	)(b)
Net realized and unrealized gain (loss)	1.53		(2.85)	3.05	0.21

Total from Investment Operations	1.55		(2.83)	3.06	0.21

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.03)	(0.02)	—
Net realized capital gains	—		(0.64)	(0.66)	—
Tax return of capital	—		(0.01)	—	—

Total Distributions	—		(0.68)	(0.68)	—

Net asset value, end of the period	$10.63		$9.08	$12.59	$10.21

Total return(c)	17.07	%(d)	(22.95)%	29.99%	2.10	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,128		$3,527	$4,893	$5,106
Net expenses(e)	0.75	%(f)	0.75%	0.75%	0.75	%(f)
Gross expenses	5.08	%(f)	4.90%	3.50%	17.07	%(f)
Net investment income (loss)	0.42	%(f)	0.24%	0.06%	(0.39	)%(f)
Portfolio turnover rate	6%		8%	9%	0%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  60

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova U.S. Sustainable Equity Fund—Class Y
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021		Period Ended December 31, 2020*
Net asset value, beginning of the period	$9.07		$12.59	$10.21		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02		0.02	(0.00	)(b)	(0.00	)(b)
Net realized and unrealized gain (loss)	1.53		(2.87)	3.06		0.21

Total from Investment Operations	1.55		(2.85)	3.06		0.21

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.02)	(0.02)		—
Net realized capital gains	—		(0.64)	(0.66)		—
Tax return of capital	—		(0.01)	—		—

Total Distributions	—		(0.67)	(0.68)		—

Net asset value, end of the period	$10.62		$9.07	$12.59		$10.21

Total return(c)	17.09	%(d)	(23.07)%	29.97%		2.10	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$25		$48	$44		$1
Net expenses(e)	0.80	%(f)	0.80%	0.80%		0.80	%(f)
Gross expenses	9.46	%(f)	6.96%	8.79%		23.24	%(f)
Net investment income (loss)	0.49	%(f)	0.19%	(0.01)%		(0.36	)%(f)
Portfolio turnover rate	6%		8%	9%		0%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

61  |

Notes to Financial Statements

June 30, 2023 (Unaudited)

1.  Organization.  Gateway Trust and Natixis Funds Trust I (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Gateway Trust:

Gateway Fund

Gateway Equity Call Premium Fund

Natixis Funds Trust I:

Mirova Global Green Bond Fund (“Global Green Bond Fund”)

Mirova Global Sustainable Equity Fund (“Global Sustainable Equity Fund”)

Mirova International Sustainable Equity Fund (“International Sustainable Equity Fund”)

Mirova U.S. Sustainable Equity Fund (“U.S. Sustainable Equity Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class A, Class C, Class N and Class Y shares, except for Global Green Bond Fund and International Sustainable Equity Fund, which do not offer Class C shares.

Class A shares are sold with a maximum front-end sales charge of 5.75% for all Funds except for Global Green Bond Fund which are sold with a maximum front-end sales charge of 4.25%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Domestic, exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Shares of open-end investment companies are valued at net asset value (“NAV”) per share.

|  62

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested and stock dividends are reflected as non-cash dividends on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

63  |

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Futures Contracts.  A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Gross unrealized appreciation (depreciation) on futures contracts is recorded in the Statements of Assets and Liabilities as an asset (liability). The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

e.  Option Contracts.  Gateway Fund and Gateway Equity Call Premium Fund’s investment strategies make use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to a Fund are reduced.

When a Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or a Fund enters into a closing purchase transaction. When an index call option expires or a Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. A Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

When a Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or a Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid. Option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

f.  Due from Brokers.  Transactions and positions in certain futures contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Global Green Bond Fund represents cash pledged as collateral for futures contracts (including variation margin, as applicable). In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

g.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2023 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

|  64

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

Certain Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (“EU reclaims”) and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as a reduction of foreign taxes withheld in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, EU reclaims may be subject to closing agreements with the Internal Revenue Service (“IRS”), which may materially reduce the reclaim amounts realized by the Funds. Fees and expenses associated with closing agreements will be reflected in the Statements of Operations when it is determined that a closing agreement with the IRS is required.

h.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as premium amortization, futures contract mark-to-market, capital gain distribution received, return of capital distributions received, corporate actions, distributions in excess of income and/or capital gain and options contract mark-to-market. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to wash sales, deferred Trustees’ fees, premium amortization, futures contract mark-to-market, options contract mark-to-market, corporate actions, capital gain distribution received and return of capital distributions received. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2022 was as follows:

	2022 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Gateway Fund	$58,048,921	$—	$—	$58,048,921
Gateway Equity Call Premium Fund	1,250,482	—	—	1,250,482
Global Green Bond Fund	200,482	1,902,630	—	2,103,112
Global Sustainable Equity Fund	24,414,403	23,809,481	—	48,223,884
International Sustainable Equity Fund	328,586	—	—	328,586
U.S. Sustainable Equity Fund	165,527	100,196	3,188	268,911

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

65  |

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

As of December 31, 2022, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	Gateway Fund	Gateway Equity Call Premium Fund	Global Green Bond Fund	Global Sustainable Equity Fund	International Sustainable Equity Fund	U.S. Sustainable Equity Fund
Capital loss carryforward:
Short-term:
No expiration date	$(1,015,602,052)	$(5,417,327)	$—	$(8,855,576)	$(212,150)	$—
Long-term:
No expiration date	—	(808,973)	—	(3,426,339)	(67,885)	—

Total capital loss carryforward*	(1,015,602,052)	(6,226,300)	—	(12,281,915)	(280,035)	—

Late-year ordinary and post-October capital loss deferrals**	$—	$—	$(2,907,874)	$—	$—	$(4,921)

*

Under Section 382 of the Internal Revenue Service Code, a portion of the capital loss carryforward for International Sustainable Equity Fund is subject to certain limitations upon availability, to offset future capital gains, if any.

**

Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Global Green Bond Fund and U.S. Sustainable Equity Fund are deferring capital losses.

As of June 30, 2023, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Gateway Fund	Gateway Equity Call Premium Fund	Global Green Bond Fund	Global Sustainable Equity Fund	International Sustainable Equity Fund	U.S. Sustainable Equity Fund
Federal tax cost	$2,397,468,741	$196,915,318	$36,873,954	$1,005,381,358	$12,045,683	$3,743,003

Gross tax appreciation	$4,223,216,728	$58,051,979	$231,166	$119,499,015	$615,927	$783,278
Gross tax depreciation	(106,581,043)	(5,189,127)	(5,365,340)	(86,451,235)	(2,098,325)	(236,352)

Net tax appreciation (depreciation)	$4,116,635,685	$52,862,852	$(5,134,174)	$33,047,780	$(1,482,398)	$546,926

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.

i.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2023, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

j.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

|  66

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2023, at value:

Gateway Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,384,759,508	$—	$—	$6,384,759,508
Purchased Options(a)	26,285,235	—	—	26,285,235
Short-Term Investments	—	170,669,144	—	170,669,144

Total	$6,411,044,743	$170,669,144	$—	$6,581,713,887

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(176,640,405)	$—	$—	$(176,640,405)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Gateway Equity Call Premium Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$243,515,743	$—	$—	$243,515,743
Short-Term Investments	—	8,537,517	—	8,537,517

Total	$243,515,743	$8,537,517	$—	$252,053,260

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(6,917,650)	$—	$—	$(6,917,650)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

67  |

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

Global Green Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$31,615,586	$—	$31,615,586
Short-Term Investments	—	481,674	—	481,674

Total Investments	—	32,097,260	—	32,097,260

Futures Contracts (unrealized appreciation)	20,733	—	—	20,733

Total	$20,733	$32,097,260	$—	$32,117,993

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(378,213)	$—	$—	$(378,213)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Global Sustainable Equity Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$11,022,941	$—	$11,022,941
Denmark	—	90,679,069	—	90,679,069
France	—	40,256,696	—	40,256,696
Germany	—	56,380,120	—	56,380,120
Hong Kong	—	24,011,095	—	24,011,095
Japan	—	52,424,521	—	52,424,521
Netherlands	—	43,740,847	—	43,740,847
Spain	—	34,555,828	—	34,555,828
United Kingdom	—	23,726,112	—	23,726,112
All Other Common Stocks(a)	638,884,660	—	—	638,884,660

Total Common Stocks	638,884,660	376,797,229	—	1,015,681,889

Short-Term Investments	—	22,747,249	—	22,747,249

Total	$638,884,660	$399,544,478	$—	$1,038,429,138

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

International Sustainable Equity Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$118,185	$—	$118,185
Belgium	—	565,654	—	565,654
Denmark	—	1,155,408	—	1,155,408
France	—	1,377,385	—	1,377,385
Germany	—	958,853	—	958,853
Hong Kong	—	405,407	—	405,407
Ireland	—	450,287	—	450,287
Japan	—	1,408,543	—	1,408,543
Netherlands	—	913,286	—	913,286
Norway	—	41,450	—	41,450

|  68

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Spain	$—	$436,112	$—	$436,112
Switzerland	—	264,138	—	264,138
Taiwan	521,756	—	—	521,756
United Kingdom	—	1,373,138	—	1,373,138
United States	—	159,331	—	159,331

Total Common Stocks	521,756	9,627,177	—	10,148,933

Short-Term Investments	—	414,352	—	414,352

Total	$521,756	$10,041,529	$—	$10,563,285

U.S. Sustainable Equity Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$4,092,196	$—	$—	$4,092,196
Short-Term Investments	—	197,733	—	197,733

Total	$4,092,196	$197,733	$—	$4,289,929

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments the Funds used during the period include written index call options, purchased index put options and futures contracts.

Through the use of index options, Gateway Fund and Gateway Equity Call Premium Fund intends that its risk management strategy will reduce the volatility inherent in equity investments while also allowing for more participation in equity returns than hybrid investments. Each Fund seeks to provide an efficient trade-off between risk and reward, where risk is characterized by volatility or fluctuations in value over time. To meet this objective, the Funds invest in a broadly diversified portfolio of common stocks, while also writing index call options and, for Gateway Fund, purchasing index put options. Writing index call options can reduce a Fund’s volatility, provide a steady cash flow and be an important source of a Fund’s return, although it also may reduce a Fund’s ability to profit from increases in the value of its equity portfolio. Buying index put options, can protect a Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. For Gateway Fund, the combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. For Gateway Equity Call Premium Fund, the combination of the diversified stock portfolio and the steady cash flow from writing of index call options is intended to moderate the volatility of returns relative to an all-equity portfolio. During the six months ended June 30, 2023, Gateway Fund used written index call options and purchased index put options and Gateway Equity Call Premium Fund used written index call options in accordance with these strategies.

Global Green Bond Fund seeks to provide total return, through a combination of capital appreciation and current income, by investing in green bonds. The Fund pursues its objective by primarily investing in fixed-income securities. In connection with its principal investment strategies, the Fund may also invest in various types of futures contracts for investment purposes. During the six months ended June 30, 2023, Global Green Bond Fund used U.S. and foreign government bond futures to gain yield curve exposure.

Global Green Bond Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended June 30, 2023, Global Green Bond Fund used U.S. and foreign government bond futures to manage duration.

Global Green Bond Fund is also subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may use futures contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the six months ended June 30, 2023, Global Green Bond Fund used currency futures for hedging purposes.

69  |

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

The following is a summary of derivative instruments for Gateway Fund as of June 30, 2023, as reflected within the Statements of Assets and Liabilities:

Assets	Investments at value[1]
Exchange-traded asset derivatives
Equity contracts	$26,285,235

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(176,640,405)

[1]	Represents purchased options, at value

Transactions in derivative instruments for Gateway Fund during the six months ended June 30, 2023, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Investments[2]	Options written
Equity contracts	$(174,493,062)	$(61,222,853)

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[2]	Options written
Equity contracts	$(735,224)	$(141,106,263)

[2]	Represents realized loss and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.

The following is a summary of derivative instruments for Gateway Equity Call Premium Fund as of June 30, 2023, as reflected within the Statements of Assets and Liabilities:

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(6,917,650)

Transactions in derivative instruments for Gateway Equity Call Premium Fund during the six months ended June 30, 2023, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Options written
Equity contracts	$(2,462,413)

Net Change in Unrealized Appreciation (Depreciation) on:	Options written
Equity contracts	$(3,947,784)

The following is a summary of derivative instruments for Global Green Bond Fund as of June 30, 2023, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$20,733

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(23,380)
Foreign exchange contracts	(354,833)

Total exchange-traded liability derivatives	$(378,213)

|  70

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

Transactions in derivative instruments for Global Green Bond Fund during the six months ended June 30, 2023, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(215,965)
Foreign exchange contracts	(536,729)

Total	$(752,694)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(7,070)
Foreign exchange contracts	238,766

Total	$231,696

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of option contract activity as a percentage of investments in common stocks for Gateway Fund based on month-end notional amounts outstanding during the period, at absolute value, was as follows for the six months ended June 30, 2023:

Gateway Fund	Call Options Written*	Put Options Purchased*
Average Notional Amount Outstanding	98.97%	97.15%
Highest Notional Amount Outstanding	99.03%	99.03%
Lowest Notional Amount Outstanding	98.94%	86.17%
Notional Amount Outstanding as of June 30, 2023	98.97%	98.97%

The volume of option contract activity as a percentage of investments in common stocks for Gateway Equity Call Premium Fund, based on month-end notional amounts outstanding during the period, at absolute value, was as follows for the six months ended June 30, 2023:

Gateway Equity Call Premium Fund	Call Options Written*
Average Notional Amount Outstanding	99.00%
Highest Notional Amount Outstanding	99.05%
Lowest Notional Amount Outstanding	98.88%
Notional Amount Outstanding as of June 30, 2023	99.05%

*	Notional amounts outstanding are determined by multiplying option contracts by the contract multiplier by the price of the option’s underlying index, the S&P 500® Index.

The volume of futures contract activity as a percentage of net assets for Global Green Bond Fund, based on month-end notional amounts outstanding during the period, at absolute value, was as follows for the six months ended June 30, 2023:

Global Green Bond Fund	Futures
Average Notional Amount Outstanding	90.38%
Highest Notional Amount Outstanding	94.21%
Lowest Notional Amount Outstanding	83.18%
Notional Amount Outstanding as of June 30, 2023	83.18%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the

71  |

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2023, purchases and sales of securities (excluding short-term investments, option contracts and including paydowns) were as follows:

Fund	Purchases	Sales
Gateway Fund	$505,043,629	$1,292,439,204
Gateway Equity Call Premium Fund	123,293,855	46,639,632
Global Green Bond Fund	3,367,769	7,977,730
Global Sustainable Equity Fund	149,378,594	114,274,839
International Sustainable Equity Fund	1,388,913	1,161,400
U.S. Sustainable Equity Fund	241,446	353,195

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Gateway Investment Advisers, LLC (“Gateway Advisers”) serves as investment adviser to Gateway Fund and Gateway Equity Call Premium Fund. Gateway Advisers is a subsidiary of Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $5 billion	Next $5 billion	Over $10 billion
Gateway Fund	0.60%	0.55%	0.53%
Gateway Equity Call Premium Fund	0.58%	0.58%	0.58%

Mirova US LLC (“Mirova US”) serves as investment adviser to Global Green Bond Fund, Global Sustainable Equity Fund, International Sustainable Equity Fund and U.S. Sustainable Equity Fund. Mirova US is a wholly-owned subsidiary of Mirova, which is in turn a subsidiary of Natixis Investment Managers. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
Global Green Bond Fund	0.50%
Global Sustainable Equity Fund	0.80%
International Sustainable Equity Fund	0.80%
U.S. Sustainable Equity Fund	0.65%

Gateway Advisers and Mirova US have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2024, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

|  72

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

For the six months ended June 30, 2023, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Gateway Fund	0.94%	1.70%	0.65%	0.70%
Gateway Equity Call Premium Fund	0.93%	1.68%	0.63%	0.68%
Global Green Bond Fund	0.90%	—	0.60%	0.65%
Global Sustainable Equity Fund	1.20%	1.95%	0.90%	0.95%
International Sustainable Equity Fund	1.20%	—	0.90%	0.95%
U.S. Sustainable Equity Fund	1.05%	1.80%	0.75%	0.80%

Gateway Advisers and Mirova US shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fee or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2023, the management fees and waiver of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Gateway Fund	$18,440,769	$1,076,323	$17,364,446	0.59%	0.56%
Gateway Equity Call Premium Fund	583,940	172,854	411,086	0.58%	0.41%
Global Green Bond Fund	91,433	86,824	4,609	0.50%	0.03%
Global Sustainable Equity Fund	3,769,240	—	3,769,240	0.80%	0.80%
International Sustainable Equity Fund	39,534	39,534	—	0.80%	—%
U.S. Sustainable Equity Fund	12,543	12,543	—	0.65%	—%

For the six months ended June 30, 2023, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Class A	Class C	Class N	Class Y	Total
Gateway Fund	$84,042	$—	$—	$—	$84,042
Global Sustainable Equity Fund	7,732	2,956	—	176,651	187,339

[1]	Waiver/expense reimbursements are subject to possible recovery until December 31, 2024.

In addition, Mirova US reimbursed non-class-specific expenses of International Sustainable Equity Fund and U.S. Sustainable Equity Fund in the amounts of $53,731 and $72,630, respectively, for the six months ended June 30, 2023, which are subject to possible recovery until December 31, 2024.

b.  Service and Distribution Fees.  Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

73  |

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended June 30, 2023, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Gateway Fund	$1,024,693	$92,430	$277,289
Gateway Equity Call Premium Fund	2,167	1,223	3,667
Global Green Bond Fund	6,341	—	—
Global Sustainable Equity Fund	36,885	14,058	42,172
International Sustainable Equity Fund	846	—	—
U.S. Sustainable Equity Fund	4	104	311

For the six months ended June 30, 2023, Natixis Distribution refunded Gateway Fund $17,210 of prior year Class A service fees paid to Natixis Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.

c.  Administrative Fees.  Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2023, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Gateway Fund	$1,449,184
Gateway Equity Call Premium Fund	46,648
Global Green Bond Fund	8,477
Global Sustainable Equity Fund	218,320
International Sustainable Equity Fund	2,290
U.S. Sustainable Equity Fund	895

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2023, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Gateway Fund	$1,937,112
Gateway Equity Call Premium Fund	70,613
Global Green Bond Fund	11,731
Global Sustainable Equity Fund	373,203
International Sustainable Equity Fund	568
U.S. Sustainable Equity Fund	17

|  74

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

As of June 30, 2023, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Gateway Fund	$46,818
Gateway Equity Call Premium Fund	1,839
Global Green Bond Fund	304
Global Sustainable Equity Fund	8,425
International Sustainable Equity Fund	17

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2023 was as follows:

Fund	Commissions
Gateway Fund	$29,938
Gateway Equity Call Premium Fund	26
Global Sustainable Equity Fund	2,234

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends either in person or telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and affiliates are also officers and/or Trustees of the Trusts.

g.  Affiliated Ownership.  As of June 30, 2023, the percentage of each Fund’s net assets owned by Natixis and affiliates is as follows:

Global Green Bond Fund	Percentage of Net Assets
Natixis Sustainable Future 2015 Fund	1.57%
Natixis Sustainable Future 2020 Fund	1.06%
Natixis Sustainable Future 2025 Fund	2.29%
Natixis Sustainable Future 2030 Fund	3.51%
Natixis Sustainable Future 2035 Fund	2.68%
Natixis Sustainable Future 2040 Fund	1.91%

75  |

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

Global Green Bond Fund	Percentage of Net Assets
Natixis Sustainable Future 2045 Fund	1.58%
Natixis Sustainable Future 2050 Fund	0.70%
Natixis Sustainable Future 2055 Fund	0.55%
Natixis Sustainable Future 2060 Fund	0.40%
Natixis Sustainable Future 2065 Fund	0.11%

16.36%

International Sustainable Equity Fund	Percentage of Net Assets
Natixis Sustainable Future 2015 Fund	1.64%
Natixis Sustainable Future 2020 Fund	1.49%
Natixis Sustainable Future 2025 Fund	4.13%
Natixis Sustainable Future 2030 Fund	8.44%
Natixis Sustainable Future 2035 Fund	10.50%
Natixis Sustainable Future 2040 Fund	11.23%
Natixis Sustainable Future 2045 Fund	12.29%
Natixis Sustainable Future 2050 Fund	12.54%
Natixis Sustainable Future 2055 Fund	11.24%
Natixis Sustainable Future 2060 Fund	8.34%
Natixis Sustainable Future 2065 Fund	2.32%

84.16%

U.S. Sustainable Equity Fund	Percentage of Net Assets
Natixis and affiliates	97.14%

Investment activities of affiliated shareholders could have material impacts on the Fund.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to Gateway Equity Call Premium Fund, Global Green Bond Fund, Global Sustainable Equity Fund, International Sustainable Equity Fund and U.S. Sustainable Equity Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2024, and is not subject to recovery under the expense limitation agreement described above.

For the six months ended June 30, 2023, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:

Reimbursement of Transfer Agency Expenses
Fund	Class N
Gateway Equity Call Premium Fund	$834
Global Green Bond Fund	895
Global Sustainable Equity Fund	1,423
International Sustainable Equity Fund	904
U.S. Sustainable Equity Fund	798

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

|  76

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

For the six months ended June 30, 2023, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Gateway Fund	$313,264	$27,776	$2,559	$1,861,632
Gateway Equity Call Premium Fund	700	396	834	80,118
Global Green Bond Fund	2,470	—	895	12,529
Global Sustainable Equity Fund	15,644	5,966	1,423	366,265
International Sustainable Equity Fund	974	—	904	1,376
U.S. Sustainable Equity Fund	64	1,839	798	573

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid certain legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

Prior to April 6, 2023, each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund was able to borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate did not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest was charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended June 30, 2023, none of the Funds had borrowings under this agreement.

9.  Risk.  The Funds’ investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These and any related events could significantly impact a Fund’s performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to Russian issuers or issuers in other countries affected by the invasion.

10.  Interest Expense.  The Funds incur interest expense on cash (including foreign currency) overdrafts at the custodian bank and, for Global Green Bond Fund, foreign currency debit balances at brokers. Interest expense incurred for the six months ended June 30, 2023 is reflected on the Statements of Operations.

11.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2023, based on management’s evaluation of the shareholder account base, the Funds had accounts representing

77  |

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6g)	Total Percentage of Ownership
Gateway Equity Call Premium Fund	2	63.61%	—	63.61%
Global Green Bond Fund	4	45.57%	16.36%	61.93%
Global Sustainable Equity Fund	1	28.67%	—	28.67%
International Sustainable Equity Fund	1	5.30%	84.16%	89.46%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

12.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
Gateway Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	976,241	$36,460,500	2,990,927	$111,688,911
Issued in connection with the reinvestment of distributions	71,179	2,676,774	132,916	4,799,294
Redeemed	(5,008,926)	(186,722,613)	(5,070,154)	(186,569,866)

Net change	(3,961,506)	$(147,585,339)	(1,946,311)	$(70,081,661)

Class C
Issued from the sale of shares	56,043	$2,072,188	295,524	$11,043,487
Issued in connection with the reinvestment of distributions	895	32,579	—	—
Redeemed	(403,490)	(14,883,304)	(923,521)	(33,943,135)

Net change	(346,552)	$(12,778,537)	(627,997)	$(22,899,648)

Class N
Issued from the sale of shares	2,545,654	$93,501,083	4,827,293	$182,200,937
Issued in connection with the reinvestment of distributions	28,479	1,070,515	64,735	2,340,801
Redeemed	(3,348,455)	(125,165,066)	(6,643,828)	(244,989,922)

Net change	(774,322)	$(30,593,468)	(1,751,800)	$(60,448,184)

Class Y
Issued from the sale of shares	12,193,929	$455,215,801	33,208,989	$1,246,241,832
Issued in connection with the reinvestment of distributions	540,143	20,347,019	1,096,216	39,614,732
Redeemed	(23,794,693)	(883,490,462)	(52,875,105)	(1,938,033,620)

Net change	(11,060,621)	$(407,927,642)	(18,569,900)	$(652,177,056)

Decrease from capital share transactions	(16,143,001)	$(598,884,986)	(22,896,008)	$(805,606,549)

|  78

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
Gateway Equity Call Premium Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	27,335	$429,279	21,527	$334,499
Issued in connection with the reinvestment of distributions	401	6,260	807	11,890
Redeemed	(15,690)	(243,727)	(68,414)	(1,058,963)

Net change	12,046	$191,812	(46,080)	$(712,574)

Class C
Issued from the sale of shares	3,147	$48,869	45,751	$665,059
Issued in connection with the reinvestment of distributions	26	383	41	601
Redeemed	(1,470)	(21,494)	(29,736)	(422,608)

Net change	1,703	$27,758	16,056	$243,052

Class N
Issued from the sale of shares	255	$3,937	1,231	$18,762
Issued in connection with the reinvestment of distributions	76	1,190	156	2,287
Redeemed	(617)	(9,532)	(12,648)	(196,525)

Net change	(286)	$(4,405)	(11,261)	$(175,476)

Class Y
Issued from the sale of shares	6,209,244	$95,518,499	6,302,053	$95,742,078
Issued in connection with the reinvestment of distributions	23,159	362,022	34,360	498,728
Redeemed	(823,395)	(12,554,040)	(3,097,465)	(45,769,567)

Net change	5,409,008	$83,326,481	3,238,948	$50,471,239

Increase from capital share transactions	5,422,471	$83,541,646	3,197,663	$49,826,241

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
Global Green Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	106,725	$873,960	224,455	$2,033,286
Issued in connection with the reinvestment of distributions	—	—	36,736	308,268
Redeemed	(149,067)	(1,220,233)	(271,498)	(2,361,128)

Net change	(42,342)	$(346,273)	(10,307)	$(19,574)

Class N
Issued from the sale of shares	139,629	$1,147,900	325,512	$2,912,104
Issued in connection with the reinvestment of distributions	—	—	35,400	298,746
Redeemed	(44,111)	(363,942)	(508,558)	(4,731,582)

Net change	95,518	$783,958	(147,646)	$(1,520,732)

Class Y
Issued from the sale of shares	556,033	$4,572,310	1,025,177	$9,141,286
Issued in connection with the reinvestment of distributions	—	—	162,421	1,369,017
Redeemed	(546,512)	(4,507,911)	(1,230,856)	(10,806,351)

Net change	9,521	$64,399	(43,258)	$(296,048)

Increase (decrease) from capital share transactions	62,697	$502,084	(201,211)	$(1,836,354)

79  |

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
Global Sustainable Equity Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	169,290	$2,755,668	633,351	$10,228,563
Issued in connection with the reinvestment of distributions	680	10,990	54,978	948,248
Redeemed	(341,599)	(5,556,667)	(883,055)	(13,688,073)

Net change	(171,629)	$(2,790,009)	(194,726)	$(2,511,262)

Class C
Issued from the sale of shares	16,204	$252,770	127,671	$2,080,308
Issued in connection with the reinvestment of distributions	179	2,743	13,506	224,871
Redeemed	(108,716)	(1,658,658)	(230,165)	(3,378,088)

Net change	(92,333)	$(1,403,145)	(88,988)	$(1,072,909)

Class N
Issued from the sale of shares	2,489,763	$41,771,402	6,250,775	$105,399,673
Issued in connection with the reinvestment of distributions	7,359	120,176	581,695	10,042,156
Redeemed	(1,427,052)	(23,490,888)	(5,072,369)	(79,685,344)

Net change	1,070,070	$18,400,690	1,760,101	$35,756,485

Class Y
Issued from the sale of shares	9,248,435	$151,128,119	17,246,094	$287,327,840
Issued in connection with the reinvestment of distributions	20,793	339,359	1,489,114	25,731,128
Redeemed	(7,151,419)	(118,274,544)	(17,853,965)	(281,709,316)

Net change	2,117,809	$33,192,934	881,243	$31,349,652

Increase from capital share transactions	2,923,917	$47,400,470	2,357,630	$63,521,966

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
International Sustainable Equity Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	14,441	$166,343	68,704	$727,987
Issued in connection with the reinvestment of distributions	90	1,032	2,437	25,462
Redeemed	(28,504)	(327,600)	(29,117)	(307,887)

Net change	(13,973)	$(160,225)	42,024	$445,562

Class N
Issued from the sale of shares	94,468	$1,088,476	309,325	$3,440,154
Issued in connection with the reinvestment of distributions	1,155	13,301	26,059	273,620
Redeemed	(31,231)	(358,056)	(1,543,327)	(16,210,215)

Net change	64,392	$743,721	(1,207,943)	$(12,496,441)

Class Y
Issued from the sale of shares	19,242	$221,075	89,827	$983,179
Issued in connection with the reinvestment of distributions	133	1,531	2,813	29,504
Redeemed	(7,067)	(80,644)	(139,767)	(1,453,883)

Net change	12,308	$141,962	(47,127)	$(441,200)

Increase (decrease) from capital share transactions	62,727	$725,458	(1,213,046)	$(12,492,079)

|  80

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
U.S. Sustainable Equity Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	204	$2,118	8,597	$88,519
Issued in connection with the reinvestment of distributions	—	—	22	223
Redeemed	—	—	(9,310)	(86,739)

Net change	204	$2,118	(691)	$2,003

Class C
Issued from the sale of shares	211	$2,000	—	$—
Issued in connection with the reinvestment of distributions	—	—	528	5,225
Redeemed	(4)	(41)	—	—

Net change	207	$1,959	528	$5,225

Class Y
Issued from the sale of shares	3,012	$29,044	1,793	$17,237
Issued in connection with the reinvestment of distributions	—	—	261	2,602
Redeemed	(5,981)	(55,892)	(254)	(2,531)

Net change	(2,969)	$(26,848)	1,800	$17,308

Increase (decrease) from capital share transactions	(2,558)	$(22,771)	1,637	$24,536

81  |

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002, filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 22, 2023

By:	/s/ Matthew J. Block

Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and
Accounting Officer
Date:	August 22, 2023